Registration No. 333-133173

File No. 811-21888

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. [ ]

Post-Effective Amendment No. 9__ [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. _12

Oppenheimer institutional money market fund

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 768-3200

Arthur S. Gabinet, Esq.

OFI Global Asset Management, Inc.

Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)

[X] on September 27, 2013 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on _______________ pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
Institutional Money Market
Fund

Prospectus dated September 27, 2013

NYSE Ticker Symbols
Class E	IOEXX
Class L	IOLXX
Class P	IOPXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Oppenheimer Institutional Money Market Fund seeks income consistent with stability of principal. The Fund invests in short-term, high-quality "money market" instruments.

This prospectus contains important information about the Fund's objective, investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this prospectus carefully before you invest and keep it for future reference about your account.

Oppenheimer Institutional Money Market Fund

To Summary Prospectus

THE FUND SUMMARY

Investment Objective. The Fund seeks income consistent with stability of principal.

Fees and Expenses of the Fund. The table below describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund.

Shareholder Fees. The Fund does not charge any initial sales charge to buy shares or to reinvest dividends. There are no exchange fees or redemption fees and no contingent deferred sales charges.

Annual Fund Operating Expenses [1] (expenses that you pay each year as a percentage of the value of your investment)
	Class E	Class L	Class P
Management Fees	0.10%	0.10%	0.10%
Distribution and/or Service (12b-1) Fees	None	None	0.25%
Other Expenses	0.01%	0.06%	0.06%
Total Annual Fund Operating Expenses	0.11%	0.16%	0.41%
Fee Waiver and/or Expense Reimbursement [2]	None	None	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.11%	0.16%	0.21%
  Expenses have been restated to reflect current fees.
  The Fund's Distributor has contractually agreed to waive the fees payable under the Service Plan for Class P shares so that those fees are limited to 0.05% of the average annual net assets for Class P shares of the Fund. This fee waiver may not be amended or withdrawn for one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed:					If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class E	$11	$36	$62	$141	$11	$36	$62	$141
Class L	$16	$52	$90	$205	$16	$52	$90	$205
Class P	$22	$112	$210	$499	$22	$112	$210	$499

Principal Investment Strategies. The Fund is a money market fund that invests in a variety of money market instruments to seek income consistent with stability of principal. Money market instruments are short-term, high-quality, dollar-denominated debt instruments issued by the U.S. government, domestic and foreign corporations and financial institutions, and other entities. Money market instruments include domestic and foreign bank obligations, repurchase agreements, floating and variable rate notes, asset-backed securities, guaranteed obligations, commercial paper, and other short-term corporate and governmental debt obligations.

To be considered "high-quality," a debt instrument must be rated in one of the two highest credit-quality categories for short-term securities by a nationally recognized statistical rating service or, if a security is unrated, it must be determined by OppenheimerFunds, Inc., the Fund's sub-adviser (the "Sub-Adviser"), under the supervision of the Fund's Board, to be of comparable quality to rated securities in one of those two categories. The securities purchased by the Fund are subject to the quality, maturity, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and other rules of the Securities and Exchange Commission ("SEC").

Principal Risks.  All investments carry risks to some degree. The Fund's investments are subject to changes in their value from a number of factors. However, the Fund's investments must meet strict standards set by its Board of Trustees and special rules under Federal law for money market funds. Those requirements include maintaining high credit quality, a short average maturity and diversification of the Fund's investments among issuers. Those provisions are designed to help minimize credit risks, to reduce the effects of changes in prevailing interest rates and to reduce the effect on the Fund's portfolio of a default by any one issuer. Since income on short-term securities tends to be lower than income on longer-term debt securities, the Fund's yield will likely be lower than the yield on longer-term fixed-income funds.
     Even so, there are risks that an issuer of an obligation that the Fund holds might have its credit rating downgraded or might default on its obligations, or that interest rates might rise sharply, causing the value of the Fund's investments to fall. Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, or that poor security selection could cause the Fund to underperform other funds that have a similar objective. If there is an unexpectedly high demand for the redemption of Fund shares, the Fund might need to sell portfolio securities prior to their maturity, possibly at a loss. As a result, there is a risk that the Fund's shares could fall below $1.00 per share.

Main Risks of Money Market Instruments. Money market instruments may be subject to interest rate risk, credit risk, extension risk, reinvestment risk, prepayment risk, and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.

Main Risks of Investments in Foreign Issuers. Investments in foreign issuers are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. The value of investments in foreign issuers may be affected by foreign regulations, foreign taxes, higher costs, illiquidity, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors.

Fixed-Income Market Risks. Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Bank Obligations Risk. Bank obligations are subject to risks generally applicable to debt securities, as well as to the risk of negative events affecting the banking industry. Obligations of foreign banks and foreign branches of U.S. banks are subject to additional risks, including negative political and economic developments in the country in which the bank or branch is located and actions by a foreign government that might adversely affect the payment of principal and interest on such obligations, such as the seizure or nationalization of foreign deposits. Additionally, U.S. and state banking laws and regulations may not apply to foreign branches of U.S. banks, and generally do not apply to foreign banks.

Asset-Backed Securities Risk. Asset-backed securities are subject to interest rate risk and credit risk. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool, particularly during periods of economic downturn. Certain asset-backed securities are subject to prepayment and extension risks.

Repurchase Agreements Risk. Although repurchase agreements must be fully collateralized, if the Fund's counterparty defaults on its obligations under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Risks Relating to Investments By Other Oppenheimer Funds. Other Oppenheimer funds may invest all or a portion of their uninvested cash in shares of the Fund and may own a signification portion of the Fund's shares. These Oppenheimer funds may increase or reduce the amount of their investments in the Fund frequently, particularly under volatile market conditions, and in certain circumstances, such activity could require the Fund to purchase or sell portfolio securities, which may increase the Fund's transaction costs and/or reduce its performance.

Regulatory Risk. In June 2013, the SEC proposed reforms to money market fund regulation, which, if adopted, may affect the Fund's operations and/or return potential.

Yield Risk. During periods of extremely low short-term interest rates, the Fund may not be able to maintain a positive yield.

Who Is the Fund Designed For? The Fund is designed for institutional investors who want to earn income at money market rates while preserving the value of their investment and maintaining easy access to their investment through wire redemption privileges. The Fund will invest in a variety of money market instruments to seek income consistent with stability of principal and to try to maintain a stable share price of $1.00. Income on short-term securities tends to be lower than income on longer-term debt securities, so the Fund's yield will likely be lower than the yield on longer-term fixed-income funds. The Fund does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance for Class E Shares from calendar year to calendar year and by showing the Fund's average annual returns for the periods of time shown in the table. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website at:

https://www.oppenheimerfunds.com/fund/InstitutionalMoneyMarketFund

During the period shown, the highest return for a calendar quarter was 1.34% (3rd Qtr 07) and the lowest return was 0.04% (2nd and 3rd Qtr 11). For the period from January 1, 2013 to June 30, 2013 the cumulative return before taxes was 0.07%.

Average Annual Total Returns for the periods ended December 31, 2012
	1 Year	5 Years	10 Years (or life of class, if less)
Class E Shares (inception 10/3/06)	0.20%	0.86%	1.74%
Class L Shares (inception 10/3/06)	0.14%	0.81%	1.72%
Class P Shares (inception 5/21/07)	0.10%	0.77%	1.26%

The Fund's performance reflects reinvestment of all dividends and capital gains distributions.

The total returns are not the Fund's current yield. The Fund's yield more closely reflects the Fund's current earnings. To obtain the Fund's current 7-day yield information, please call the Transfer Agent toll-free at 1.800.645.2028.

Investment Adviser. OFI Global Asset Management, Inc. (the "Manager") is the Fund's investment adviser.  OppenheimerFunds, Inc. (the "Sub-Adviser") is its sub-adviser.

Portfolio Managers. Christopher Proctor, CFA, has been a portfolio manager and Vice President of the Fund since May 2010, and Adam Wilde, CFA, has been a portfolio manager and Vice President of the Fund since July 2013.

Purchase and Sale of Fund Shares. In most cases, you can buy Fund shares with a minimum initial investment of $1,000,000 and make additional investments at any time in any amount. No minimum investment requirement applies to Class E shares.

Class E shares are only sold to other Oppenheimer funds, the Manager and their affiliates. Class L shares are sold directly to institutional investors and may be sold through the Distributor. Class P shares may only be sold through a financial intermediary that has a sales agreement with the Distributor. Individual investors cannot buy shares of the Fund directly. Shareholders may purchase shares by calling 1.800.645.2028, or for certain transactions, by fax, on any regular business day, and may redeem shares by mail, by fax or by telephone. All redemption proceeds will be sent by Federal Funds wire.

Taxes.  The Fund intends to declare dividends from its net investment income on each regular business day and to pay those dividends to shareholders monthly. To maintain a net asset value of $1.00 per share, the Fund might withhold dividends or make distributions from capital or capital gains. If your shares are not held in a tax-deferred account, Fund distributions are subject to federal income tax and may be subject to state or local taxes, whether taken in cash or reinvested. The Fund normally holds its securities to maturity and therefore will not usually pay capital gains. The Fund may realize capital gains on the sale of portfolio securities, however, in which case it may make distributions out of any net short-term or long-term capital gains annually.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Sub-Adviser, or their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

MORE ABOUT THE FUND

About the Fund's Investments

The allocation of the Fund's portfolio among different types of investments will vary over time and the Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains additional information about the Fund's investment policies and risks.

The Fund's Principal Investment Strategies and Risks. The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject to as a whole.

Money Market Instruments. The Fund invests in securities meeting the quality, maturity, diversification and other standards that apply to money market funds under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Money market instruments are high-quality, short-term, dollar-denominated debt instruments. They may have fixed, variable or floating interest rates. All of the Fund's money market investments must meet the requirements of the Investment Company Act and the special standards set by the Fund's Board. Money market instruments are subject to certain risks, including the risk that an issuer of an obligation that the Fund holds might have its credit rating downgraded or might default on its obligations, or that interest rates might rise sharply, causing the value of the Fund's investments to fall. Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, or that poor security selection could cause the Fund to underperform other funds that have a similar objective. If there is an unexpectedly high demand for the redemption of Fund shares, the Fund might need to sell portfolio securities prior to their maturity, possibly at a loss. As a result, there is a risk that the Fund's shares could fall below $1.00 per share.

The following is a brief description of the types of money market instruments the Fund may invest in.

  U.S. Government Securities. These include obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury and are supported by the full faith and credit of the United States. Securities issued by some agencies and instrumentalities of the government are also supported by the full faith and credit of the U.S. government. Securities issued by certain other U.S. government agencies or instrumentalities are supported only by the right of the issuer to borrow from the U.S. Treasury and some are supported only by the credit of the particular instrumentality.
  Bank Obligations. The Fund can buy bank obligations including time deposits, certificates of deposit, and bankers' acceptances, including dollar-denominated obligations of foreign banks, U.S. branches of foreign banks or foreign branches of U.S. banks. These obligations must be denominated in U.S. dollars, even if issued by a foreign bank or branch.
  Obligations of Foreign Banks and Foreign Branches of U.S. Banks. These securities have investment risks different from obligations of domestic branches of U.S. banks. Risks that may affect a foreign bank's or branch's ability to pay its debt include:
    political and economic developments in the country in which the bank or branch is located, imposition of withholding taxes on interest income payable on the securities, seizure or nationalization of foreign deposits,
    the establishment of exchange control regulations, or
    the adoption of other governmental restrictions that might affect the payment of principal and interest on those securities.
Additionally, not all of the U.S. and state banking laws and regulations that apply to domestic banks and branches apply to foreign branches of U.S. banks. Those U.S. and state regulations also generally do not apply to foreign banks.

  Commercial Paper. Commercial paper is a short-term, unsecured promissory note of a domestic or foreign company or other financial firm. The Fund may buy commercial paper.
  Corporate Debt Obligations. The Fund can invest in other short-term corporate debt obligations, besides commercial paper.
  Floating Rate and Variable Rate Notes. The Fund can purchase notes with floating or variable interest rates. Variable interest rates are adjustable at stated periodic intervals. Floating interest rates are adjusted automatically according to a specified market rate or benchmark, such as the prime rate of a bank. If the maturity of a note is greater than 397 days, it may be purchased only if it has a demand feature. That feature must permit the Fund to recover the principal amount of the note on not more than thirty days' notice at any time, or at specified times not exceeding 397 days from purchase.
  Asset-Backed Securities. Asset-backed securities are fractional interests in pools of loans, receivables or other assets. They are issued by trusts or other special purpose vehicles and are collateralized by the loans, receivables or other assets that make up the pool. The trust or other issuer passes the income from the underlying asset pool to the investor. Neither the Fund nor the Sub-Adviser selects the loans, receivables or other assets that are included in the pools or the collateral backing those pools. Asset-backed securities are subject to interest rate risk and credit risk. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool, particularly during periods of economic downturn. Certain asset-backed securities are subject to prepayment and extension risks. Asset-backed securities entail certain additional risks, including the risk that, in certain states, it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.
  Guaranteed Obligations. The Fund may invest in obligations other than those listed above if they are guaranteed as to their principal and interest by a corporation whose commercial paper may be purchased by the Fund or by a domestic bank. The bank must meet credit criteria set by the Fund's Board.
  Other Money Market Instruments. The Fund may also buy other money market instruments that its Board approves from time to time. They must be U.S. dollar-denominated short-term investments that the Manager must determine to have minimal credit risks.

Risks of Money Market Instruments. In addition to the risks described elsewhere in this prospectus, money market instruments may be subject to the following risks:

  Interest Rate Risk. Interest rate risk is the risk that rising interest rates, or an expectation of rising interest rates in the near future, will cause the values of the Fund's investments to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. When interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise. However, when interest rates fall, the Fund's investments in new securities may be at lower yields and may reduce the Fund's income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.
  Credit Risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. U.S. government securities generally have lower credit risks than securities issued by private issuers or certain foreign governments. If an issuer fails to pay interest, the Fund's income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and the Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer's credit rating or other adverse news about an issuer, for any reason, can reduce the market value of that issuer's securities.
  Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, repayments of principal on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value.
  Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
  Prepayment Risk. Certain fixed-income securities are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security's expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security's price volatility.
  Event Risk. Event risk is the risk that an issuer could be subject to an event, such as a buyout, debt restructuring, merger or recapitalization that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.

Risks of Investing in Foreign Securities. The Fund can invest in debt securities issued by foreign governments and issuers, which may be subject to the following risks:

  Foreign Market Risk. If there are fewer investors in a particular foreign market, securities traded in that market may be less liquid and more volatile than U.S. securities. Foreign markets may also be subject to delays in the settlement of transactions and difficulties in pricing securities. If the Fund is delayed in settling a purchase or sale transaction, it may not receive any return on the invested assets or it may lose money if the value of the security declines. It may also be more expensive for the Fund to buy or sell securities in certain foreign markets than in the United States, which may increase the Fund's expense ratio.
  Foreign Economy Risk. Foreign economies may be more vulnerable to political or economic changes than the U.S. economy. They may be more concentrated in particular industries or may rely on particular resources or trading partners to a greater extent. Certain foreign economies may be adversely affected by shortages of investment capital or by high rates of inflation. Changes in economic or monetary policy in the U.S. or abroad may also have a greater impact on the economies of certain foreign countries.
  Foreign Governmental and Regulatory Risks. Foreign companies may not be subject to the same accounting and disclosure requirements as U.S. companies. As a result there may be less accurate information available regarding a foreign company's operations and financial condition. Foreign companies may be subject to capital controls, nationalization, or confiscatory taxes. Some countries also have restrictions that limit foreign ownership and may impose penalties for increases in the value of the Fund's investment. The value of the Fund's foreign investments may be affected if it experiences difficulties in enforcing legal judgments in foreign courts.

Credit Quality, Maturity, Diversification, and Liquidity Standards. The Fund's investments must meet standards set by the Board and the standards prescribed for money market funds under the Investment Company Act.

     Credit Quality. In general, the Fund buys only "high-quality" investments that the Manager believes present minimal credit risk at the time of purchase. Those investments must be:

  rated in one of the two highest short-term rating categories by two nationally recognized statistical rating organizations, or if only one rating organization has rated the investment, rated in one of that rating organization's two highest rating categories, or unrated investments that the Sub-Adviser, subject to the supervision of the Fund's Board, determines are comparable in quality to instruments rated in the two highest rating categories. The Sub-Adviser may consider certain guarantees, letters of credit or other credit enhancements when making this determination.

Instruments rated in the second highest rating category may not represent more than 3% of the Fund's total assets.

     Maturity. A security's maturity must not exceed 397 days (13 months) at the time of purchase, unless if they are subject to repurchase agreements or demand features that permit the Fund to recover the principal amount of the security on not more than thirty days' notice at any time, or at specified times not exceeding 397 days from purchase. The remaining maturity of a security rated in the second highest rating category must not exceed 45 days at the time of purchase. The Fund must maintain a dollar-weighted average portfolio maturity of not more than 60 days and a weighted average life to maturity of portfolio securities of not more than 120 days.

     Diversification. The Fund generally may not invest more than 5% of its total assets in the securities of any one issuer in the highest short-term credit rating category or more than one half of one percent of its total assets in the securities of any one issuer in the second highest short-term credit rating category. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities.

     Liquidity.  The Fund will seek to maintain at least 10% of its total assets measured on a daily basis, and 30% of its total assets measured on a weekly basis, in cash or securities that can be sold and settled for cash within either one business day or five business days, respectively.

Repurchase Agreements. The Fund may also enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it back to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the repurchase price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, the Fund's ability to liquidate the collateral may be delayed or limited.

     The Fund will not enter into a repurchase agreement that will cause more than 5% of its total assets to be subject to repurchase agreements maturing in more than seven days. There is no limit on the amount of the Fund's assets that may be subject to repurchase agreements of seven days or less.

Investments By Other Oppenheimer Funds. Class E shares of the Fund are offered as an investment to funds managed or sub-advised by the Manager (the "Oppenheimer Funds") as a "sweep" investment for the Oppenheimer Funds' uninvested cash, including investments by "funds of funds." The Oppenheimer Funds may invest all or a portion of their uninvested cash in shares of the Fund and, either individually or collectively, they may own a significant portion of the Fund's shares. The Oppenheimer Funds may increase or reduce the amount of their investments in the Fund frequently, which may occur on a daily basis under volatile market conditions. Depending on a number of factors, such as the flows of cash into and from the Fund as a result of the activity of other investors and the Fund's then-current liquidity, the Oppenheimer Funds' purchases and redemptions could require the Fund to purchase or sell portfolio securities, if the size of the Oppenheimer Funds' purchases or redemptions were significant relative to the size of the Fund. Such purchases or redemptions of portfolio securities may increase the Fund's transaction costs and/or reduce its performance.

Regulatory Risk. In June 2013, the SEC proposed reforms to money market fund regulation, which, if adopted, may affect the Fund's operations and/or return potential. In addition, instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Future legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment objective.

Yield Risk. During periods of extremely low short-term interest rates, the Fund may not be able to maintain a positive yield.

Other Investment Strategies and Risks. The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.

Illiquid and Restricted Securities. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, are generally referred to as "illiquid" securities. Illiquid securities may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. Securities that have limitations on their resale are referred to as "restricted securities." Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.

     The Fund will not invest more than 5% of its total assets in illiquid or restricted securities. The Sub-Adviser monitors the Fund's holdings of illiquid securities on an ongoing basis to determine whether to sell any of those securities to maintain adequate liquidity.

Conflicts of Interest. The investment activities of the Manager, the Sub-Adviser and their affiliates in regard to other accounts they manage may present conflicts of interest that could disadvantage the Fund and its shareholders. The Manager, the Sub-Adviser or their affiliates may provide investment advisory services to other funds and accounts that have investment objectives or strategies that differ from, or are contrary to, those of the Fund. That may result in another fund or account holding investment positions that are adverse to the Fund's investment strategies or activities. Other funds or accounts advised by the Manager, the Sub-Adviser or their affiliates may have conflicting interests arising from investment objectives that are similar to those of the Fund. Those funds and accounts may engage in, and compete for, the same types of securities or other investments as the Fund or invest in securities of the same issuers that have different, and possibly conflicting, characteristics. The trading and other investment activities of those other funds or accounts may be carried out without regard to the investment activities of the Fund and, as a result, the value of securities held by the Fund or the Fund's investment strategies may be adversely affected. The Fund's investment performance will usually differ from the performance of other accounts advised by the Manager, the Sub-Adviser or their affiliates and the Fund may experience losses during periods in which other accounts they advise achieve gains. The Manager and the Sub-Adviser have adopted policies and procedures designed to address potential identified conflicts of interest, however, such policies and procedures may also limit the Fund's investment activities and affect its performance.

Changes To The Fund's Investment Policies. The Fund's fundamental investment policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares, however, the Fund's Board can change non-fundamental policies without a shareholder vote. Significant policy changes will be described in supplements to this prospectus. The Fund's investment objective is not a fundamental policy but will not be changed by the Board without advance notice to shareholders. Investment restrictions that are fundamental policies are listed in the Fund's Statement of Additional Information. An investment policy is not fundamental unless this prospectus or the Statement of Additional Information states that it is.

Portfolio Holdings. The Fund's portfolio holdings, as of the most recent prior close of the New York Stock Exchange (the "NYSE"), are posted on the Fund's website at www.oppenheimerfunds.com on each business day. Therefore, the Fund's portfolio holdings are made publicly available no later than one business day after the close of trading on the NYSE on each day on which the NYSE is open.

A description of the Fund's policies and procedures with respect to the disclosure of its portfolio holdings is available in the Fund's Statement of Additional Information.

How the Fund is Managed

THE MANAGER AND THE SUB-ADVISER. OFI Global Asset Management, Inc., the Manager, is a wholly-owned subsidiary of OppenheimerFunds, Inc. The Manager oversees the Fund's investments and its business operations. OppenheimerFunds, Inc., the Sub-Adviser, chooses the Fund's investments and provides related advisory services. The Manager carries out its duties, subject to the policies established by the Fund's Board, under an investment advisory agreement with the Fund that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business. The Sub-Adviser has a sub-advisory agreement with the Manager and is paid by the Manager.

The Manager has been an investment adviser since 2012. The Sub-Adviser has been an investment adviser since 1960. The Manager and the Sub-Adviser are located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

Advisory Fees. Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate of 0.10% calculated on the daily net assets of the Fund. Under the sub-advisory agreement, the Manager pays the Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers) that it receives from the Fund as compensation for the provision of the investment advisory services. The Fund's advisory fee for the fiscal year ended May 31, 2013 was 0.10% of average annual net assets, before any applicable waivers.

The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit Total Annual Fund Operating Expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles: (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles; (iii) certain other expenses attributable to, and incurred as a result of, a Fund's investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund's business) to annual rates of 0.15% for Class E shares, 0.19% for Class L shares and 0.24% for Class P shares as calculated on the daily net assets of the Fund. The Manager has also voluntarily undertaken to waive management fees and/or reimburse expenses to the extent necessary to assist the Fund in attempting to maintain a positive yield. There is no guarantee that the Fund will maintain a positive yield. The Manager is permitted to recapture previously waived and/or reimbursed fees in any given fiscal year if the recapture would not: (1) cause the Fund to generate a negative daily yield, and (2) exceed amounts previously waived and/or reimbursed under this arrangement during the current and prior three fiscal years. The reimbursement to the Manager of such previous waivers and reimbursements would not include any portion of distribution and/or service fees. This recapture could negatively affect each share class's future yield. Each of these fee waivers and/or expense reimbursements may be amended or withdrawn at any time without prior notice to shareholders. The Distributor has contractually agreed to waive the fees payable under the Service Plan for Class P shares so that those fees are limited to 0.05% of the average annual net assets for Class P shares of the Fund. This fee waiver may not be amended or withdrawn until one year from the date of this prospectus. The Fund's annual operating expenses may vary in future years.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory arrangements is available in the Fund's Semi-Annual Report to the shareholders for the period ended November 30, 2012.

Portfolio Managers. The Fund's portfolio is managed by Christopher Proctor, CFA, and Adam Wilde, CFA, who are primarily responsible for the day-to-day management of the Fund's investments. Mr. Proctor has been a portfolio manager and Vice President of the Fund since May 2010. Mr. Wilde has been a portfolio manager and Vice President of the Fund since July 2013.

     Mr. Proctor has been the Head of the Cash Strategies Team and a Senior Vice President of the Sub-Adviser since July 2013.  Mr. Proctor was a Vice President of the Sub-Adviser from August 2008 to July 2013 and a Senior Portfolio Manager of the Sub-Adviser since January 2010. Prior to joining the Sub-Adviser, Mr. Proctor was a Vice President at Calamos Asset Management from January 2007 through March 2008 and at Scudder-Kemper Investments from 1999 through 2002. Mr. Proctor was a Managing Director and Co-Founder of Elmhurst Capital Management from June 2004 through January 2007 and was a Senior Manager of Research for Etrade Global Asset Management from 2002 through 2004. Mr. Proctor is an officer and portfolio manager of other portfolios in the OppenheimerFunds complex.

     Mr. Wilde has been a Vice President of the Sub-Adviser since May 2011 and a Portfolio Manager of the Sub-Adviser since July 2013. He served as the head of credit research for the cash strategies team of the Sub-Adviser from 2011 to 2013, and as an Assistant Vice President and senior research analyst of the Sub-Adviser from 2008 to 2011. Mr. Wilde served as an intermediate research analyst of the Sub-Adviser from 2007 to 2008 and served in other analyst roles of the Sub-Adviser since 2002. Mr. Wilde joined the Sub-Adviser in 2001. Mr. Wilde is an officer and portfolio manager of other portfolios in the OppenheimerFunds complex.

     The Statement of Additional Information provides additional information about portfolio manager compensation, other accounts managed and ownership of Fund shares.

MORE ABOUT YOUR ACCOUNT

About Your Account

Where Can You Buy Fund Shares? Class E shares, Class L shares and Class P shares of the Fund may be purchased as described below. The Fund's Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

What Classes of Shares Does the Fund Offer? The Fund offers three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and therefore may have different share prices.
Class E Shares.  Class E shares are only offered to other Oppenheimer funds, the Manager and their affiliates.
Class L Shares.  Class L shares are offered directly to institutional investors.
Class P Shares.  Class P shares are available only through an investment professional. Additional processing fees may apply.

What is the Minimum Investment. In most cases, you can buy Fund shares with a minimum initial investment of $1,000,000 and make additional investments at any time in any amount. No minimum investment requirement applies to Class E shares or to the reinvestment of dividends from the Fund in any class. You do not need to maintain a minimum balance in your Fund account.  No minimum balance fee is assessed on any Fund account.

The Price of Fund Shares.  Shares may be purchased at their offering price which is the net asset value per share. The net asset value per share will normally remain fixed at $1.00 per share. However, there is no guarantee that the Fund will maintain a stable net asset value of $1.00 per share. Shares are redeemed at their net asset value per share. The net asset value that applies to a purchase or redemption order is the next one calculated after the Distributor receives the order, in proper form as described in this prospectus, or after any agent appointed by the Distributor receives the order. Your financial intermediary can provide you with more information regarding the time you must submit your purchase order and whether the intermediary is an authorized agent for the receipt of purchase and redemption orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the NYSE, on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day"). The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days. The net asset value per share for each share class is determined by dividing the value of the Fund's net assets attributable to the class by the number of shares of the class that are outstanding on that day. Under a policy adopted by the Fund's Board of Trustees, the Fund uses the amortized cost method to determine its net asset value, subject to the Board's review. A security's valuation may differ depending on the method used for determining value. The Fund intends to accrue all income daily to help preserve a net asset value of $1.00 per share. However, there is no guarantee the Fund will be able to maintain a stable $1.00 net asset value. Newly-purchased shares will begin to accrue dividends on the day the purchase order is accepted. The Fund's dividends normally are calculated one hour after the close of trading on the NYSE on each regular business day.

Fair Value Pricing. If after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset value is calculated that day, an event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security, that security may be valued by another method that the Board believes would more accurately reflect the security's fair value. Fair value determinations by the Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.

The Fund's use of fair value pricing procedures involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

Foreign Securities. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

How to Buy and Sell Shares

Buying Shares. Class E, L and P shares are sold at net asset value per share without any initial sales charge. Class E shares are only sold to other Oppenheimer funds, the Manager and their affiliates. Class L shares are sold directly to institutional investors. Class P shares may only be sold through an investment professional. Additional processing fees may apply to your investment when you buy or sell Class P shares of the Fund through a broker or other investment professional.

Service (12b-1) Plan for Class P Shares. The Fund has adopted a Service Plan for Class P shares that reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class P shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class P shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions for providing personal service and maintenance of accounts of their customers that hold Class P shares.

Buying Shares Through a Financial Intermediary. Class P shares can only be purchased through a dealer, broker or financial institution that has a sales agreement with the Distributor. The dealer or other financial intermediary will place the order with the Distributor on an investor's behalf. A broker or dealer may charge a processing fee for that service.

Buying Shares Through the Distributor. To purchase Class L shares, complete an institutional account application and return it to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you do not list a dealer on the application, the Distributor will act as your agent in buying Class L shares.
     We recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you. Class E shares may only be purchased by other Oppenheimer funds, the Manager, and their affiliates.

Involuntary Redemptions. In some circumstances, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Identification Requirements. Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business, and your Social Security Number, Employer Identification Number or other government-issued identification when you open an account. Additional information may be required to open a corporate account or in certain other circumstances. The Fund or the Transfer Agent may use this information to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of verifying your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Suspension of Share Offering. The offering of Fund shares may be suspended during any period in which the determination of net asset value is suspended, and may be suspended by the Board at any time the Board believes it is in the Fund's best interest to do so.

How To Sell Shares. You can generally redeem (sell) some or all of your shares on any regular business day. Your shares will be redeemed at the next net asset value calculated after your order is received by the Transfer Agent or your authorized financial intermediary in proper form. To be in proper form, your redemption order must comply with the procedures described below. The Fund lets you redeem your shares by writing a letter or by telephone. All redemption proceeds will be sent by Federal Funds wire. Redemption proceeds will not be mailed by check. If a redemption order is received prior to the time that the Fund's net asset value is calculated, proceeds from such redemption will normally be wired out the same day. The redemption of Fund shares may be suspended under certain circumstances described in the Statement of Additional Information. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call your financial intermediary or the Transfer Agent for assistance.
     Shareholders will not earn a dividend on the day a redemption request is processed. It is important to note that redemption orders placed later in the day - especially between 3:00 p.m. and 5:00 p.m. Eastern time - will be processed by the Fund, but your bank account or your account with your financial intermediary may not receive the proceeds in a timely manner if the Federal Reserve Bank branch is experiencing delays in the transfer of funds. After a redemption order has been processed by the Fund and a redemption wire has been initiated, neither the Fund nor the Transfer Agent will assume any responsibility for the performance of the shareholder's receiving bank, or any of its intermediaries. You are advised to place your redemption orders as early in the day as possible.

Redemption Price. The redemption price for shares will normally remain fixed at $1.00 per share. However, there is no guarantee that the Fund will maintain a stable net asset value of $1.00 per share. Shares are redeemed at their applicable net asset value per share. The redemption price of your shares may be more or less than their original cost.

Redemptions "In-Kind." Shares may be "redeemed in-kind" under certain circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). That means that the redemption proceeds will be paid in securities from the Fund's portfolio on a pro-rata basis, possibly including illiquid securities. If the Fund redeems your shares in-kind, you may bear transaction costs and will bear market risks until such securities are converted into cash.

Redemption requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent, in its discretion, may waive certain of the requirements for redemptions stated in this prospectus.

Other Limits on Share Transactions. The Fund may impose other limits on transactions that it believes would be disruptive and may refuse any purchase order.

  Right to Refuse Purchase Orders. The Distributor and/or the Transfer Agent may refuse any purchase order in their discretion and are not obligated to provide notice before rejecting an order.
  Right to Terminate or Suspend Account Privileges. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policies outlined in this prospectus. As part of the Transfer Agent's procedures to detect and deter excessive trading activity, the Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control. The Transfer Agent may send a written warning to a shareholder that the Transfer Agent believes may be engaging in disruptive or excessive trading activity; however, the Transfer Agent reserves the right to suspend or terminate the ability to purchase shares, with or without warning, for any account that the Transfer Agent determines, in the exercise of its discretion, has engaged in such trading activity.

Submitting Share Transaction Requests. Share transactions may be requested by telephone, in writing or through your financial intermediary. Certain transactions may also be submitted by fax. If an account has more than one owner, the Fund and the Transfer Agent may rely on instructions from any one owner or from the financial intermediary's representative of record for the account, unless that authority has been revoked. The Transfer Agent will also send you confirmation of share transactions with your account statement.

Telephone Transaction Requests. Purchase and redemption requests may be submitted by calling the telephone number on the back cover and speaking to a service representative. Callers may be required to provide service representatives with tax identification numbers and other account data.

The Transfer Agent and the Fund will not be liable for losses or expenses that occur from telephone instructions reasonably believed to be genuine.

Telephone transaction privileges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice of such changes whenever it is required to do so by applicable law. The Transfer Agent will record any telephone calls to verify data concerning transactions.

Purchases and Redemptions by Federal Funds Wire.  Shares purchased through the Distributor will be paid for by Federal Funds wire. Redemption proceeds will also be transmitted by wire. Before sending a wire purchase, call the Distributor's Wire Department at 1.800.645.2028 to notify the Distributor of the wire and to receive further instructions. To set up wire redemptions on your account or to arrange for a wire redemption, call the Transfer Agent at the telephone number on the back of this prospectus for information.

Written Transaction Requests. You can send purchase or redemption requests to the Transfer Agent at the address on the back cover. Your request must include:

  The Fund's name;
  For existing accounts, the Fund account number (from your account statement);
  For new accounts, a completed account application;
  For redemptions, any special payment instructions;
  For redemptions, the dollar amount or number of shares to be redeemed;
  For individuals, the names and signatures of all registered owners exactly as they appear in the account registration;
  For corporations, partnerships or other businesses or as a fiduciary, the name of the entity as it appears in the account registration and the names and titles of any individuals signing on its behalf; and
  Other documents requested by the Transfer Agent to assure that the person purchasing or redeeming shares is properly identified and has proper authorization to carry out the transaction.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee. A notary public seal will not be accepted for these requests (other situations might also require a signature guarantee):

  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a signature guarantee from a number of financial institutions, including:

  a U.S. bank, trust company, credit union or savings association, a foreign bank that has a U.S. correspondent bank,
  a U.S. registered dealer or broker in securities, municipal securities or government securities, or a U.S. national securities exchange, a registered securities association or a clearing agency.

When Do I Need A Medallion Signature Guarantee to Redeem Shares? A Medallion signature guarantee will be required if you would like to change your current bank designation and did not provide a Medallion Signature Guarantee on the account application.
     Any redemption request that requires money to go to an account other than that designated on the account application must be in writing and signed by an authorized person designated on the account application.
Where Can You Obtain a Medallion Signature Guarantee? A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a U.S. bank or trust company, savings association, credit union or U.S. registered broker, dealer, or securities exchange member. A notary public cannot provide a medallion signature guarantee.
     If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must include your title in the signature and may be requested to provide additional information.

Fax Requests. You may send requests for certain types of account transactions to the Transfer Agent by fax. Please call the number on the back of this prospectus for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as the written and telephone requests described in this prospectus.  However, requests that require a signature guarantee may not be submitted by fax.

Submitting Transaction Requests Through Your Financial Intermediary. You can submit purchase and redemption requests through any broker, dealer or other financial intermediary that has a special agreement with the Distributor. The broker, dealer or other intermediary will place the order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service. If your shares are held in the name of your financial intermediary, you must redeem them through that intermediary.

Options for Receiving Redemption Proceeds:

  By Wire. You can arrange to have redemption proceeds sent by Federal Funds wire to an account at a bank that is a member of the Federal Reserve wire system. If a redemption order is received prior to the time that the Fund's net asset value is calculated, proceeds from such redemption will normally be wired out the same day. You will not receive dividends on the proceeds of redeemed shares while they are waiting to be transmitted.

Less Paper, Less Waste. To avoid sending duplicate copies of Fund materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called "householding," benefits the Fund through lower printing costs and reduced mailing expense.

If you prefer to receive multiple copies of these materials, you may call the Transfer Agent at the number on the back of this prospectus or you may notify the Transfer Agent in writing. Multiple copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

Payments to Financial Intermediaries and Service Providers. The Manager and the Distributor, in their discretion, may make payments to dealers and other financial intermediaries or to service providers for distribution and/or shareholder servicing activities. Those payments are made out of the Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. Those cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor and are in addition to any transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. Payments by the Manager or Distributor from their own resources are not reflected in the tables in the "Fees and Expenses of the Fund" section of this prospectus because they are not paid by the Fund.

The financial intermediaries that may receive those payments include firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for those activities. The financial intermediaries that may receive payments include your securities broker, dealer or financial advisor, sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks, trust companies and other intermediaries offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that intermediary, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that intermediary and its clients, negotiated lump sum payments for distribution services provided, or similar fees. In some circumstances, revenue sharing payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Sub-Adviser or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority ("FINRA")) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Sub-Adviser does not consider a financial intermediary's sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Sub-Adviser or Distributor's relationship with the intermediary. The Sub-Adviser and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Sub-Adviser or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Sub-Adviser and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

Payments may also be made by the Sub-Adviser, the Distributor or the Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided, such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and insurance companies that offer variable annuity or variable life insurance products, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

The Statement of Additional Information contains more information about revenue sharing and service payments made by the Sub-Adviser or the Distributor. Your broker, dealer or other financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your financial intermediary for details about any such payments it receives from the Sub-Adviser or the Distributor and their affiliates, or any other fees or expenses it charges.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund intends to declare dividends from its net investment income on each regular business day and to pay those dividends to shareholders monthly. To maintain a net asset value of $1.00 per share, the Fund might withhold dividends or make distributions from capital or capital gains. Newly-purchased shares normally will begin to accrue dividends starting on the business day the Fund receives Federal Funds for your purchase payment.

The Fund normally holds its securities to maturity and therefore will not usually pay capital gains. The Fund may realize capital gains on the sale of portfolio securities, however, in which case it may make distributions out of any net short-term or long-term capital gains annually. The Fund may also make supplemental distributions of dividends and capital gains following the end of its fiscal year. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or capital gains distributions in a particular year.

Dividends and distributions are paid separately for each share class.

Options for Receiving Dividends and Distributions. When you open your Fund account, you can specify on your application how you want to receive distributions of dividends and capital gains. To change that option, you must notify the Transfer Agent. There are two payment options available:

  Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
  Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by Federal Funds wire.
  Receive All Distributions in Cash. You can elect to receive all cash for all dividends and capital gains distributions forwarded by Federal Funds wire.

Taxes. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax consequences of investing in the Fund. Fund distributions, whether taken in cash or in additional shares, are subject to federal income tax and may be subject to state or local taxes. Distributions paid from short-term capital gains and net investment income are taxable as ordinary income (except as discussed below) and distributions from net long-term capital gain are taxable as long-term capital gains no matter how long you have held your shares. After 2012, the maximum rate for individuals and certain other non-corporate taxpayers, applicable to long-term capital gains, is either 15% or 20%, depending on whether income exceeds certain threshold amounts.

Certain dividends (including certain dividends from foreign corporations) are taxable at the lower rate applicable to long-term capital gains. In the case of certain corporations, some dividends are eligible for the dividends-received deduction. To the extent the Fund's distributions are paid from these types of dividends, and provided certain other shareholder level requirements are satisfied, the Fund's individual and non-corporate shareholders will be eligible to claim the reduced tax rate for the distributions and the Fund's corporate shareholders will be eligible to claim the dividends-received deduction.

After the end of each calendar year the Fund will send you and the Internal Revenue Service statements showing the amount of any taxable distributions you received in the previous year and will separately identify any portion of these distributions that qualify for taxation as long-term capital gains or for any other special tax treatment.

The Fund has qualified and intends to qualify each year to be taxed as a regulated investment company under the Internal Revenue Code by satisfying certain income, asset diversification and income distribution requirements, but reserves the right not to so qualify. In each year that it qualifies as a regulated investment company, the Fund will not be subject to federal income taxes on its income that it distributes to shareholders.

If you are neither a resident nor a citizen of the United States, or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) generally will be subject to a 30% U.S. withholding tax, unless a lower rate applies under an income tax treaty.  For taxable years of the Fund beginning before 2014, certain distributions that may be reported by the Fund as arising from Qualified Interest Income and Qualified Short-term Capital Gains (if applicable) and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax. To the extent the Fund's distributions are derived from ordinary dividends, they will not be eligible for this exemption. In addition, under legislation known as "FATCA" (the Foreign Account Tax Compliance Act), the Fund will be required to withhold 30% of the ordinary dividends it pays after June 30, 2014, and the gross proceeds of share redemptions and certain capital gains dividends it pays after December 31, 2016, to shareholders that fail to meet prescribed information reporting or certification requirements.

    By law, your dividends and redemption proceeds will be subject to a backup withholding tax if you are not a corporation and have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

Avoid "Buying a Distribution." The Fund normally holds its securities to maturity and therefore will not usually pay capital gains. However, if you buy shares just before the Fund declares a capital gains distribution, you will pay the full price for the shares, and then receive a portion of the price back as a taxable dividend or capital gain.

Taxes on Transactions. Because the Fund seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you receive when you sell them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders, resulting in a reduction in the basis in their shares. If this occurs, the Fund will notify you.

Cost Basis Reporting . The Fund is required to report to the Internal Revenue Service ("IRS"), and furnish to Fund shareholders, detailed "cost basis" and "holding period" information for Fund shares acquired on or after January 1, 2012 ("covered shares") that are redeemed on or after that date. These requirements do not apply to investments through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan. If you redeem covered shares during any year, the Fund will report the following information to the IRS and to you on Form 1099-B: (i) the "cost basis" of such shares, (ii) the gross proceeds you received on the redemption and (iii) the "holding period" for the redeemed shares.

The default method for calculating the cost basis of covered shares is based on the average cost of all Fund shares you purchased on or after January 1, 2012 and prior to a particular redemption. If you and your financial or tax advisor determine another calculation method to be more beneficial for your individual tax situation, you may be able to elect another IRS-accepted method via the OppenheimerFunds website, www.oppenheimerfunds.com, or by notifying the Fund's Transfer Agent in writing.

You should contact your financial or tax advisor about the application of the cost basis reporting rules to you, particularly whether you should elect a cost basis calculation method or use the default average basis.

This information is only a summary of certain federal income tax information about your investment. You are encouraged to consult your tax adviser about the effect of an investment in the Fund on your particular tax situation and about any changes to the Internal Revenue Code that may occur from time to time. Additional information about the tax effects of investing in the Fund is contained in the Statement of Additional Information.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent registered public accounting firm. KPMG's report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

Financial Highlights Tables

FINANCIAL HIGHLIGHTS
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,	May 31,
Class E	2013	2012	2011	2010	2009
Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations - net investment income and net realized gain[1]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.02)
Distributions from net realized gain	0.00	0.00	0.00 [2]	0.00	0.00 [2]
Total dividends and/or distributions to shareholders	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.17%	0.19%	0.23%	0.28%	1.96%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,775,156	$5,358,991	$7,080,092	$5,285,125	$6,608,401
Average net assets (in thousands)	$5,689,719	$6,085,688	$5,984,276	$5,755,335	$5,649,134
Ratios to average net assets:[4]
Net investment income	0.16%	0.18%	0.22%	0.28%	1.89%
Total expenses	0.11%	0.11%	0.11%	0.12%	0.13%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.11%	0.11%	0.11%	0.12%	0.13%
1. Per share amounts calculated based on the average shares outstanding during the period.
2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,	May 31,
Class L	2013	2012	2011	2010	2009
Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations - net investment income and net realized gain[1]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.02)
Distributions from net realized gain	0.00	0.00	0.00 [2]	0.00	0.00 [2]
Total dividends and/or distributions to shareholders	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.10%	0.12%	0.17%	0.23%	1.95%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$958,163	$577,822	$879,941	$ 763,826	$1,457,981
Average net assets (in thousands)	$693,086	$891,161	$948,365	$1,766,105	$1,219,384
Ratios to average net assets:[4]
Net investment income	0.10%	0.12%	0.17%	0.23%	1.97%
Total expenses	0.17%	0.17%	0.17%	0.17%	0.15%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.17%	0.17%	0.17%	0.17%	0.14%
1. Per share amounts calculated based on the average shares outstanding during the period.
2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,	May 31,
Class P	2013	2012	2011	2010	2009
Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations - net investment income and net realized gain[1]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.02)
Distributions from net realized gain	0.00	0.00	0.00 [2]	0.00	0.00 [2]
Total dividends and/or distributions to shareholders	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.07%	0.09%	0.13%	0.18%	1.88%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,692	$ 9,880	$10,307	$ 8,252	$17,823
Average net assets (in thousands)	$12,903	$ 8,150	$ 8,974	$12,254	$139,489
Ratios to average net assets:[4]
Net investment income	0.06%	0.09%	0.12%	0.19%	2.26%
Total expenses	0.41%	0.40%	0.41%	0.53%	0.39%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.21%	0.20%	0.21%	0.22%	0.18%
1. Per share amounts calculated based on the average shares outstanding during the period.
2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4 . Annualized for periods less than one full year.

INFORMATION AND SERVICES

STATEMENT OF ADDITIONAL INFORMATION AND ANNUAL AND SEMI-ANNUAL REPORTS. The Fund's Statement of Additional Information and Annual and Semi-Annual Reports to shareholders provide additional information about the Fund's investments. The Annual Report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's Statement of Additional Information and audited financial statements included in its most recent Annual Report dated May 31, 2013, including the notes thereto and report of the independent registered public accounting firm thereon, are incorporated by reference into (are legally considered part of) this prospectus.

How to Request More Information

You can request the above documents, the notice explaining the Fund's privacy policy, and other information about the Fund, without charge, by:

Telephone:	Call OppenheimerFunds Services toll-free: 1.800.645.2028
Mail:	Use the following address for regular mail: OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217-5270
Use the following address for courier or express mail: OppenheimerFunds Services 12100 East Iliff Avenue Suite 300 Aurora, Colorado 80014
Internet:	You may request documents, and read or download certain documents at www.oppenheimerfunds.com

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No: 811-21888 SP0647.001.0913

Oppenheimer

Institutional Money Market Fund

NYSE Ticker Symbols
Class E	IOEXX
Class L	IOLXX
Class P	IOPXX

September 27, 2013

Statement of Additional Information

This document contains additional information about Oppenheimer Institutional Money Market Fund (the "Fund") and supplements information in the Prospectus dated September 27, 2013.

This Statement of Additional Information ("SAI") is not a prospectus. It should be read together with the Prospectus. The Fund's financial statements are incorporated by reference into this SAI from its most recent Annual Report. The Fund's Prospectus and most recent Annual Report may be obtained without charge, by writing to OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling OppenheimerFunds Services at the toll-free number shown below, or by downloading it from the OppenheimerFunds website at www.oppenheimerfunds.com.

Oppenheimer Institutional Money Market Fund

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.645.2028

To Summary Prospectus

Additional Information About the Fund's Investment Policies and Risks

OFI Global Asset Management, Inc. ("OFI Global"), the Fund's investment adviser, has retained OppenheimerFunds, Inc. (the "Sub-Adviser") to choose the Fund's investments and provide related advisory services to the Fund. The portfolio manager(s), who is responsible for the day-to-day management of the Fund's portfolio, is employed by the Sub-Adviser unless indicated otherwise. In this Statement of Additional Information ("SAI"), references to the "Manager" mean OFI Global and the Sub-Adviser unless the context indicates otherwise or unless otherwise specified.

The investment objective, the principal investment policies and the principal risks of the Fund are described in the Prospectus. This SAI contains supplemental information about those policies and risks and the types of securities that the Fund's Sub-Adviser can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its investment objective.

The composition of the Fund's portfolio and the techniques and strategies that the Fund uses in selecting portfolio securities may vary over time. The Fund is not required to use all of the investment techniques and strategies described below in seeking its investment objective. It may use some of the investment techniques and strategies only at some times or it may not use them at all.

The Fund's Main Investment Policies

The Fund's Investment Policies. The Fund's objective is to seek income consistent with stability of principal. The Fund will not make investments with the objective of seeking capital growth. However, the value of the securities held by the Fund may be affected by changes in general interest rates. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value. Conversely, if interest rates decrease after a security is purchased, its value would rise. However, those fluctuations in value will not generally result in realized gains or losses to the Fund since the Fund does not usually intend to dispose of securities prior to their maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

The Fund may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or other considerations. The Fund may also do so to generate cash to satisfy redemptions of Fund shares. In such cases, the Fund may realize a capital gain or loss on the security.

Portfolio Quality, Maturity, Diversification, and Liquidity. Under Rule 2a-7 of the Investment Company Act of 1940, as amended (the "Investment Company Act") the Fund uses the amortized cost method to value its portfolio securities to determine the Fund's net asset value per share. Rule 2a-7 places restrictions on a money market fund's investments. Under that Rule, the Fund may purchase only those securities that the Manager, under Board-approved procedures, has determined have minimal credit risks and are "Eligible Securities." The rating restrictions described in the Prospectus and this SAI do not apply to banks in which the Fund's cash is kept.

An "Eligible Security" is one that has a remaining maturity of 397 calendar days or less and has been rated in one of the two highest short-term rating categories by any two "nationally recognized statistical rating organizations." That term is defined in Rule 2a-7 and they are referred to as "Rating Organizations" in this SAI. If only one Rating Organization has rated that security, it must have been rated in one of the two highest rating categories by that Rating Organization. An unrated security that is judged by the Manager, subject to review by the Fund's Board, to be of comparable quality to Eligible Securities rated by Rating Organizations may also be an "Eligible Security."

Rule 2a-7 permits the Fund to purchase any number of "First Tier Securities." These are Eligible Securities that have been rated in the highest rating category for short-term debt obligations by at least two Rating Organizations. If only one Rating Organization has rated a particular security, it must have been rated in the highest rating category by that Rating Organization. Comparable unrated securities may also be First Tier Securities.

Under Rule 2a-7, the Fund may invest only up to 3% of its total assets in "Second Tier Securities." Those are Eligible Securities that are not "First Tier Securities." In addition, the Fund may not invest more than:

  5% of its total assets in the securities of any one issuer (other than the U.S. government, its agencies or instrumentalities); provided, however, that the Fund may invest up to 25% of its total assets in the First Tier Securities of a single issuer for a period of up to three business days after the acquisition thereof; provided, further, that the Fund may not invest in the securities of more than one issuer in accordance with the foregoing proviso at any time; or
  One half of 1% of its total assets in Second Tier Securities of any one issuer.

             Under Rule 2a-7, the Fund must maintain a dollar-weighted average portfolio maturity of not more than 60 days, and the maturity of any single portfolio investment may not exceed 397 days. The Board regularly reviews reports from the Manager to show the Manager's compliance with the Fund's procedures and with the Rule.

            If a security's credit rating is downgraded, the Manager and/or the Board may have to reassess the security's credit risk. If a security has ceased to be a First Tier Security, the Manager will promptly reassess whether the security continues to present minimal credit risk. If the Manager becomes aware that any Rating Organization has downgraded its rating of a Second Tier Security or rated an unrated security below its second highest rating category, the Fund's Board shall promptly reassess whether the security presents minimal credit risk and whether it is in the best interests of the Fund to dispose of it.

            If the Fund disposes of the security within five days of the Manager learning of the downgrade, the Manager will provide the Board with subsequent notice of such downgrade. If a security is in default, or ceases to be an Eligible Security, or is determined no longer to present minimal credit risks, the Board must determine whether it would be in the best interests of the Fund to dispose of the security.

            The Rating Organizations must be designated as nationally recognized statistical rating organizations by the Securities and Exchange Commission ("SEC"). Appendix A to this SAI contains descriptions of the rating categories of certain of those Rating Organizations. Ratings at the time of purchase will determine whether securities may be acquired under the restrictions described above.

     The Fund will seek to maintain at least 10% of its assets measured on a daily basis, and 30% of its total assets measured on a weekly basis, in cash or securities that can be sold and settled for cash within either one business day or five business days, respectively.

Time Deposits and Other Bank Obligations. The types of "banks" whose securities the Fund may buy include commercial banks, savings banks, and savings and loan associations, which may or may not be members of the Federal Deposit Insurance Corporation. The Fund may also buy securities of "foreign banks" that are payable in U.S. dollars and are:

  foreign branches of U.S. banks (which may be issuers of "Eurodollar" money market instruments),
  U.S. branches and agencies of foreign banks (which may be issuers of "Yankee dollar" instruments), or foreign branches of foreign banks.

The Fund may invest in fixed time deposits. These are non-negotiable deposits in a bank for a specified period of time at a stated interest rate. They may or may not be subject to withdrawal penalties. However, the Fund's investments in time deposits that are subject to penalties (other than time deposits maturing in less than seven days) are subject to the Fund's investment limitation for investing in illiquid securities, set forth in "Illiquid and Restricted Securities" in the Prospectus and this SAI.

The Fund will buy bank obligations only from a domestic bank with total assets of at least $2.0 billion or from a foreign bank with total assets of at least $30.0 billion. Those asset requirements apply only at the time the obligations are acquired.

Investment in "foreign banks" as defined above may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally, the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Additionally, not all of the U.S. and state banking laws and regulations that apply to domestic banks and that are designed to protect depositors and investors apply to foreign branches of domestic banks. None of those U.S. and state regulations apply to foreign banks. Foreign branches or subsidiaries of U.S. banks and foreign banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or a foreign bank than about a U.S. bank, and such branches or subsidiaries or banks may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may be held outside of the United States and the Fund may be subject to the risks associated with the holding of such property overseas. Any such obligations of the Fund held overseas will be held by foreign branches of the custodian for the Fund's portfolio securities or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act.

U.S. Government Securities. U.S. government securities are obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. They include Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States.

            U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority and the District of Columbia Armory Board.

           Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always backed by the full faith and credit of the United States. Some, such as securities issued by the Federal National Mortgage Association ("Fannie Mae"), are backed by the right of the agency or instrumentality to borrow from the U.S. Treasury. Others, such as securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the purchaser must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.

          Among the U.S. government securities that may be purchased by the Fund are "mortgage-backed securities" of Fannie Mae, Government National Mortgage Association ("Ginnie Mae") and Freddie Mac. Timely payment of principal and interest on Ginnie Mae pass-through securities are guaranteed by the full faith and credit of the United States. These mortgage-backed securities include "pass-through" securities and "participation certificates." Both types of securities are similar, in that they represent pools of mortgages that are assembled by a vendor who sells interests in the pool. Payments of principal and interest by individual mortgagors are "passed through" to the holders of the interests in the pool. Another type of mortgage-backed security is the "collateralized mortgage obligation." It is similar to a conventional bond and is secured by groups of individual mortgages.

Floating Rate/Variable Rate Obligations. The Fund may invest in instruments with floating or variable interest rates. The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the 3-month London Interbank Offered Rate ("LIBOR"), the federal funds rate, or some other standard. The rate on the investment is adjusted automatically each time the market rate is adjusted. The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval of not less than one year. Some variable rate or floating rate obligations in which the Fund may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding 397 days. These notes may or may not be backed by bank letters of credit.

Variable rate demand notes may include master demand notes, which are obligations that permit the Fund to invest fluctuating amounts in a note. The amount may change daily without penalty, pursuant to direct arrangements between the Fund, as the note purchaser, and the issuer of the note. The interest rates on these notes fluctuate from time to time. The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest. The issuer must give a specified number of days' notice to the holders of those obligations. Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded. Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand. These types of obligations usually are not rated by credit rating agencies. The Fund may invest in obligations that are not rated only if the Manager determines at the time of investment that the obligations are of comparable quality to the other obligations in which the Fund may invest. The Manager, on behalf of the Fund, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Fund's portfolio on an ongoing basis.

Asset-Backed Securities. Asset-backed securities are fractional interests in pools of loans, receivables or other assets, typically accounts receivable or consumer loans. They are issued by trusts or special-purpose vehicles and are backed by the loans, receivables or other assets that make up the pool. The income from the pool is passed through to the investor in the asset-backed security. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool and may also be subject to prepayment and extension risks. The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due. However, the enhancement, if any, might not be for the full par value of the security. If the enhancement is exhausted and any required payments of interest or repayments of principal are not made, a holder could suffer losses on its investment or delays in receiving payment.

The value of an asset-backed security is affected by changes in the market's perception of the assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately related to payment of the underlying loans by the individual borrowers. A purchaser of an asset-backed security would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans may be subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-related securities.

Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. Repurchase agreements may be acquired for temporary defensive purposes, to maintain liquidity to meet anticipated share redemptions, pending the investment of the proceeds from sales of shares, or pending the settlement of portfolio securities transactions. In a repurchase transaction, the purchaser buys a security from, and simultaneously resells it to, an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. Institutions must meet credit requirements set by the Sub-Adviser from time to time.

The majority of repurchase transactions run from day to day and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements that have a maturity beyond seven days are subject to limits on illiquid investments. There is no limit on the amount of assets that may be subject to repurchase agreements having maturities of seven days or less.

Repurchase agreements are considered "loans" under the Investment Company Act and are collateralized by the underlying security. Repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the institution fails to pay the repurchase price on the delivery date, there may be costs incurred in disposing of the collateral and losses if there is a delay in the ability to do so. The Sub-Adviser will monitor the institution's creditworthiness to confirm that it is financially sound and will continuously monitor the collateral's value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the "SEC"), the Fund, along with the affiliated entities managed by the Sub-Adviser or its affiliates, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

The Fund will not enter into a repurchase agreement that causes more than 5% of its total assets to be subject to repurchase agreements having a maturity beyond seven days.

Other Investments and Investment Strategies

The Fund may also use the following types of investments and investment strategies.

Investments in Other Investment Companies. The Fund may invest in the securities of other investment companies. Investments in the securities of other investment companies can include open-end funds, closed-end funds, business development companies and unit investment trusts. Exchange-traded funds, which are typically open-end funds or unit investment trusts, are listed on a stock exchange. These investments may provide a way to gain exposure to segments of the equity or fixed-income markets represented by the exchange-traded fund's portfolio at times when it is not possible to buy those portfolio securities directly.

Investing in another investment company may involve paying a substantial premium above the value of that investment company's portfolio securities. The Fund does not intend to invest in other investment companies unless the Sub-Adviser believes that the potential benefits of an investment justify the expenses. As a shareholder of an investment company, the Fund would be subject to its ratable share of that company's expenses, including its advisory and administration expenses.  Investments in other investment companies are subject to limits set forth in the Investment Company Act.

Loans of Portfolio Securities. Securities lending pursuant to a Securities Lending Agency Agreement (the "Securities Lending Agreement") with Goldman Sachs Bank USA, doing business as Goldman Sachs Agency Lending ("Goldman Sachs"), may be used to attempt to increase income. Loans of portfolio securities must comply with all applicable regulations and with the Fund's Securities Lending Procedures adopted by the Board. The terms of any loans must also meet applicable tests under the Internal Revenue Code.

There are certain risks in connection with securities lending, including possible delays in receiving additional collateral to secure a loan, or a delay or expenses in recovery of the loaned securities. Goldman Sachs has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for certain expenses relating to securities lending. Under the Securities Lending Agreement, the Fund's securities lending procedures and applicable regulatory requirements (which are subject to change), the Fund must receive collateral from the borrower consisting of cash, bank letters of credit or securities of the U.S. government (or its agencies or instrumentalities). On each business day, the amount of collateral that the Fund has received must at least equal the value of the loaned securities. If the Fund receives cash collateral from the borrower, the Sub-Adviser, in its capacity as the Fund's collateral administrator, may invest that cash in certain high quality, short-term investments, including in money market funds advised by the Manager. The Fund will be subject to its proportional share of the expenses of such money market funds, including the advisory fee payable to the Manager or its affiliate as adviser to such funds. The Sub-Adviser may charge a collateral administration fee of 0.08% on the value of cash collateral invested in other securities. All of the Fund's collateral investments must comply with its securities lending procedures. The Fund will be responsible for the risks associated with the investment of cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower.

The terms of the loans must permit the Fund to recall loaned securities on five business days' notice and the Fund will seek to recall loaned securities in time to vote on any matters that the Sub-Adviser determines would have a material effect on the Fund's investment. The Securities Lending Agreement may be terminated by either Goldman Sachs or the Fund on 30 days' written notice.

The Fund limits loans of portfolio securities to not more than 25% of its net assets.

Illiquid and Restricted Securities. Generally, an illiquid asset is an asset that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it has been valued. Under the policies and procedures established by the Board, the Sub-Adviser determines the liquidity of portfolio investments. The Sub-Adviser monitors holdings of illiquid and restricted securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Among the types of illiquid securities are repurchase agreements maturing in more than seven days.  Liquidity may dissipate at anytime and there can be no assurance that the Sub-Adviser's liquidity determinations will be correct or that a reduction in liquidity will not occur between the time such determination is made and an event prompting the Fund to sell a security.

Restricted securities acquired through private placements have contractual restrictions on their public resale that might limit the ability to value or to dispose of the securities and might lower the price that could be realized on a sale. To sell a restricted security that is not registered under applicable securities laws, the security might need to be registered. The expense of registering restricted securities may be negotiated with the issuer at the time of purchase. If the securities must be registered in order to be sold, a significant period may elapse between the time the decision is made to sell the security and the time the security is registered. There is a risk of downward price fluctuation during that period.

Limitations that apply to purchases of restricted securities do not limit purchases of restricted securities that are eligible for sale to qualified institutional buyers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Sub-Adviser under Board-approved guidelines. Those guidelines take into account the trading activity for the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, holdings of that security may be considered to be illiquid.

Insured Bank Obligations. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of banks and savings and loan associations up to $250,000 per investor. Within the limits set forth in the Prospectus, the Fund may purchase bank obligations that are fully insured as to principal by the FDIC. To remain fully insured as to principal, these investments must currently be limited to $250,000 per bank. If the principal amount and accrued interest together exceed $250,000, then the accrued interest in excess of that $250,000 will not be insured.

Bank Loan Participation Agreements. The Fund may invest in bank loan participation agreements, subject to the investment limitation set forth in the Prospectus as to investments in illiquid securities. Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan. Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank. Thus, the Fund must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan. If the borrower fails to pay scheduled principal or interest payments, the Fund may experience a reduction in income.

Investment Restrictions

Fundamental Policies. The Fund has adopted policies and restrictions to govern its investments. Under the Investment Company Act, fundamental policies are those policies that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities, which is defined as the vote of the holders of the lesser of:

  67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy; or
  more than 50% of the outstanding shares.

The Fund's investment objective is not a fundamental policy. Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this SAI, as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

Other Fundamental Investment Restrictions. The following investment restrictions are fundamental policies of the Fund.

  The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemptions may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.
  The Fund may not make any investment if, as a result, the Fund's investments will be concentrated in any one industry, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction. For purposes of this concentration limitation, the Fund's investment adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry or sector classification consistent with those characteristics in the event that any third party classification provider that may be used by the investment adviser does not assign a classification.
  The Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.
  The Fund cannot invest in real estate or commodities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.
  The Fund cannot issue "senior securities," except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.
  The Fund cannot underwrite securities of other issuers, except to the extent permitted under the Investment Company Act or the Securities Act of 1933, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statutes, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.

Unless the Prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. That means the Fund is not required to sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Percentage limits on borrowing and investments in illiquid securities apply on an ongoing basis.

The following is only a brief summary of certain current limitations imposed on investment companies by the Investment Company Act and certain rules and interpretations thereunder, and is not a complete description of such limits. The discussion below is based on current law, regulations and administrative interpretations. Those laws, regulations and administrative interpretations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.

The Investment Company Act prohibits a fund from issuing "senior securities," which are generally defined as fund obligations that have a priority over the fund's shares with respect to the payment of dividends or the distribution of fund assets, except that the fund may borrow money as described above.

Currently, under the Investment Company Act, and an Oppenheimer funds' exemptive order, a fund may borrow only from banks and/or affiliated investment companies in an amount up to one-third of its total assets (including the amount borrowed less all liabilities and indebtedness other than borrowing), except that a fund may borrow up to 5% of its total assets from any person for temporary purposes. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.

Under the Investment Company Act a fund currently cannot make any commitment as an underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than ten percent of the outstanding voting securities, exceeds twenty-five percent of the value of the fund's total assets, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act when reselling securities held in its own portfolio.

The Investment Company Act does not prohibit a fund from owning real estate, commodities or contracts related to commodities. The extent to which the Fund can invest in real estate and/or commodities or contracts related to commodities is set out in the investment strategies described in the Prospectus and this SAI.

Current SEC staff interpretations under the Investment Company Act prohibit a fund from lending more than one-third of its total assets, except through the purchase of debt obligations or the use of repurchase agreements.

The Investment Company Act does not define what constitutes "concentration" in an industry.  However, the SEC has taken the position that investment of more than 25% of a fund's total assets in issuers in the same industry constitutes concentration in that industry. That limit does not apply to securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities or securities issued by investment companies; however, securities issued by any one foreign government are considered to be part of a single "industry."

Non-Fundamental Restrictions. The Fund has additional operating policies that are not "fundamental," and which can be changed by the Board of Directors without shareholder approval.

Disclosure of Portfolio Holdings

While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative processes, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that a portfolio manager is trading on the Fund's behalf.

The Fund, the Manager/Sub-Adviser, the Distributor and the Transfer Agent have therefore adopted policies and procedures regarding the dissemination of information about the Fund's portfolio holdings by employees, officers and directors or trustees of the Fund, the Manager, the Distributor and the Transfer Agent. These policies are designed to assure that non-public information about the Fund's portfolio securities holdings is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of the portfolio holdings disclosure policies and procedures adopted by the Fund.

Portfolio Holdings Disclosure Policies. The Fund, the Manager/Sub-Adviser, the Distributor and the Transfer Agent and their affiliates and subsidiaries, employees, officers, and directors or trustees, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager/Sub-Adviser and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes. Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. After they are publicly disclosed, the Fund's portfolio holdings may be released in accordance with the Fund's, the Manager's/Sub-Adviser's, the Distributor's and the Transfer Agent's policies and procedures regarding dissemination of information about the Fund's portfolio holdings.

The Fund's portfolio holdings, as of the most recent prior close of the New York Stock Exchange (the "NYSE"), are posted on the Fund's website at www.oppenheimerfunds.com on each business day. Therefore, the Fund's portfolio holdings are made publicly available no later than one business day after the close of trading on the NYSE on each day on which the NYSE is open. The Fund's portfolio holdings are also made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters in its semi-annual and annual report to shareholders, or in its Schedule of Investment on Form N-Q. Those documents are publicly available at the SEC. Additionally, the Fund posts its portfolio holdings with additional detail on a monthly basis on the Fund's website and files information on its holdings quarterly with the SEC on Form N-MFP, which is available on both the Fund's website and the SEC's website.

The Fund's complete portfolio holdings positions may be released to the following categories of individuals or entities pursuant to ongoing arrangements, provided that such individual or entity either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information, or (2) as a member of the Fund's Board, or as an employee, officer or director of the Manager, the Sub-Adviser, the Distributor, or the Transfer Agent, or of their legal counsel, is subject to fiduciary obligations (a) not to disclose such information except in compliance with the Fund's policies and procedures and (b) not to trade for his or her personal account on the basis of such information:

  Employees of the Fund's Manager, Sub-Adviser, Distributor and Transfer Agent who need to have access to such information (as determined by senior officers of such entities);
  The Fund's independent registered public accounting firm;
  Members of the Fund's Board and the Board's legal counsel;
  The Fund's custodian bank;
  The Fund's financial printers;
  A proxy voting service designated by the Fund and its Board (Institutional Shareholder Services Inc.);
  Rating/ranking organizations (Lipper, Inc. and Morningstar, Inc.);
  Portfolio pricing services retained by the Manager/Sub-Adviser to provide portfolio security prices; (Bloomberg Finance L.P., Interactive Data Pricing and Reference Data LLC, ITG Inc., Markit North America, Inc., Pluris Valuation Advisors LLC, Pricing Direct Inc., Prism Valuation Inc., Standard & Poor's Securities Evaluation, Inc., and Thomson Reuters (Markets) LLC); and
  Insurance companies that have separate accounts invested in Oppenheimer Variable Account Funds or Panorama Series Fund (to prepare their financial statements and analysis).

Portfolio holdings may be disclosed for legitimate business purposes to brokers and dealers for purposes of providing portfolio analytic services, in connection with portfolio transactions (purchases and sales), and to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services). Portfolio holdings also may be disclosed for legitimate business purposes to consultants for pension plans that invest in Oppenheimer funds and sponsors of 401(k) plans that include Oppenheimer funds.

Portfolio holdings information (which may include information on the Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager/Sub-Adviser or attorneys on the legal staff of the Manager, Distributor, or Transfer Agent, in the following circumstances:

  Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant;
  Response to regulatory requests for information (from the SEC, the Financial Industry Regulatory Authority ("FINRA"), state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes);
  To potential sub-advisers of portfolios (pursuant to confidentiality agreements);
  To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements);
  Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

Portfolio managers and analysts may, subject to the Manager's/Sub-Adviser's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial representatives.

The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the then-current policy on approved methods for communicating confidential information.

The Chief Compliance Officer (the "CCO") of the Fund and the Manager/Sub-Adviser, Distributor, and Transfer Agent shall oversee the compliance by the Manager/Sub-Adviser, Distributor, Transfer Agent, and their personnel with applicable policies and procedures. At least annually the CCO reports to the Fund's Board any material violation of these policies and procedures during the previous period and makes recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

The Sub-Adviser and the Fund have entered into ongoing arrangements, in addition to those described above, to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

Bloomberg L.P.	Fidelity Management & Research Company	The Yield Book Inc.
Brown Brothers Harriman & Co.	MSCI Inc.
FactSet Research Systems Inc.	Sungard Investment Systems, LLC

How the Fund is Managed

Organization and History. The Fund is a diversified, open-end management investment company. The Fund was organized as a Massachusetts business trust in March 2006.

Classes of Shares. The Fund's Board of Trustees (the "Board") is authorized, without shareholder approval, to:

  create new series and classes of shares;
  reclassify unissued shares into additional series and classes; and
  divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.

The Fund currently has three classes of shares: Class E, Class L and Class P. All classes invest in the same investment portfolio. Each class of shares:

  has its own dividends and distributions;
  pays certain expenses which may be different for the different classes;
  will generally have a different net asset value;
  will generally have separate voting rights on matters in which interests of one class are different from interests of another class; and
  votes as a class on matters that affect that class alone.

Each share of each class:

  represents an interest in the Fund proportionately equal to the interest of each other share of the same class;
  is freely transferable;
  has one vote at shareholder meetings, with fractional shares voting proportionally;
  may be voted in person or by proxy at shareholder meetings; and
  does not have cumulative voting rights, preemptive rights or subscription rights.

Shareholder Meetings.   As a Massachusetts business trust, the Fund is not required to hold regular annual meetings of shareholders and does not plan to do so. The Fund may hold shareholder meetings from time to time, however, on important matters or when required to do so by the Investment Company Act, or other applicable law.

Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.

If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an express disclaimer of shareholder and Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that, upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law. Although Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

Board of Trustees and Oversight Committees

The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts and Federal law. The Board is led by Brian F. Wruble, an independent trustee, who is not an "interested person" of the Fund, as that term is defined in the Investment Company Act of 1940. The Board meets periodically throughout the year to oversee the Fund's activities, review its performance, oversee the potential conflicts that could affect the Fund, and review the actions of the Manager and Sub-Adviser. The Board has an Audit Committee, a Regulatory & Oversight Committee and a Governance Committee. Each Committee is comprised solely of Trustees who are not "interested persons" under the Investment Company Act (the "Independent Trustees").

Prior to June 2013, Joanne Pace and Edmund P. Giambastiani, Jr. served as members of an Advisory Board that assisted the Board in its oversight. For purposes of the following disclosure, Ms. Pace and Admiral Giambastiani are identified as Trustees.

During the Fund's fiscal year ended May 31, 2013, the Audit Committee held 4 meetings, the Regulatory & Oversight Committee held 6 meetings and the Governance Committee held 6 meetings.

The members of the Audit Committee are David K. Downes (Chairman), Phillip A. Griffiths, Mary F. Miller, Joanne Pace, Joseph M. Wikler, Peter I. Wold and Brian F. Wruble. The Audit Committee selects an independent registered public accounting firm (also referred to as the "Independent Auditors"). Other main functions of the Audit Committee outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's Independent Auditors regarding the Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit Department; (iv) maintaining a separate line of communication between the Fund's Independent Auditors and the Independent Trustees/Directors; (v) reviewing the independence of the Fund's Independent Auditors; and (vi) approving in advance the provision of any audit or non-audit services by the Fund's Independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the Manager. The Audit Committee also reviews reports concerning the valuation of certain investments.

The members of the Regulatory & Oversight Committee are Matthew P. Fink (Chairman), David K. Downes, Edmund P. Giambastiani, Jr., Phillip A. Griffiths, Joel W. Motley, Joanne Pace, Mary Ann Tynan, Joseph M. Wikler and Brian F. Wruble. The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements, Transfer Agency and Shareholder Service Agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law. The Regulatory & Oversight Committee also reviews reports from the Manager's Risk Management Department and Chief Compliance Officer among other duties as set forth in the Regulatory & Oversight Committee's Charter. These reports, and others concerning investment, operational and other risks to the Funds are shared with, and discussed by, the full Board.

The members of the Governance Committee are Joel W. Motley (Chairman), Matthew P. Fink, Edmund P. Giambastiani, Jr., Mary F. Miller, Mary Ann Tynan and Peter I. Wold. The Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, provides the Board with recommendations for voting portfolio securities held by the Fund, monitors the Fund's proxy voting, and coordinates with organizations representing the independent directors of mutual funds among other duties set forth in the Governance Committee's Charter.

The Governance Committee's functions also include the nomination of Trustees/Directors, including Independent Trustees/Directors, for election to the Board. The full Board elects new Trustees/Directors except for those instances when a shareholder vote is required.

The Governance Committee will consider nominees recommended by Independent Trustees/Directors or recommended by any other Board members including Board members affiliated with the Fund's Manager. The Governance Committee may consider the advice and recommendation of the Manager and its affiliates in selecting nominees, but need not do so. Upon Board approval, the Governance Committee may retain an executive search firm to assist in screening potential candidates and may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. However, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist, the Governance Committee will include candidates recommended by the Fund's shareholders in its consideration of nominees.

Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, to the attention of the Board of Trustees/Directors of the applicable Fund, c/o the Secretary of the Fund. Submissions should, at a minimum, be accompanied by the following: (1) the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Sub-Adviser) would be deemed an "interested person" under the Investment Company Act. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

The Governance Committee has not established specific qualifications that it believes must be met by a nominee. In evaluating nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement, and add to the diversity of, the background, skills, and experience of other Trustees/Directors, and will contribute to the Board's deliberations. There is no difference in the manner in which the Governance Committee evaluates a nominee based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

Below is a brief discussion of the specific experience, qualifications, attributes or skills of each Board member that led the Board to conclude that he or she should serve as a Trustee/Director of the Fund.

Each independent trustee/director has served on the Board for the number of years listed below, during the course of which he or she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board's deliberations. Each Trustee's/Director's outside professional experience is outlined in the table of Biographical Information, below.

Trustees and Officers of the Fund

Except for Mr. Glavin, each of the Trustees is an Independent Trustee. All of the Trustees are also Trustees of the following Oppenheimer funds (referred to as "New York Board Funds"):

Oppenheimer AMT-Free Municipals	Oppenheimer Portfolio Series Funds:
Oppenheimer California Municipal Fund	Active Allocation Fund
Oppenheimer Capital Appreciation Fund	Conservative Investor Fund
Oppenheimer Developing Markets Fund	Equity Investor Fund
Oppenheimer Discovery Fund	Moderate Investor Fund
Oppenheimer Discovery Mid Cap Growth Fund	Oppenheimer Quest for Value Funds:
Oppenheimer Diversified Alternatives Fund	Oppenheimer Flexible Strategies Fund
Oppenheimer Equity Income Fund, Inc.	Oppenheimer Global Allocation Fund
Oppenheimer Global Fund	Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Global Multi Strategies Fund	Oppenheimer Real Estate Fund
Oppenheimer Global Opportunities Fund	Oppenheimer Rising Dividends Fund
Oppenheimer Global Real Estate Fund	Oppenheimer Rochester AMT-Free New York Municipal Fund
Oppenheimer Global Value Fund	Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Gold & Special Minerals Fund	Oppenheimer Rochester Fund Municipals
Oppenheimer International Diversified Fund	Oppenheimer Rochester Intermediate Term Municipal Fund
Oppenheimer International Growth Fund	Oppenheimer Rochester Limited Term California Municipal Fund
Oppenheimer International Small Company Fund	Oppenheimer Rochester Limited Term Municipal Fund
Oppenheimer International Value Fund	Oppenheimer Rochester Limited Term New York Municipal Fund
Oppenheimer Limited-Term Bond Fund	Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Master International Value Fund, LLC	Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Multi-State Municipal Trust:	Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer New Jersey Municipal Fund	Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Pennsylvania Municipal Fund	Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester National Municipals	Oppenheimer Rochester Ohio Municipal Fund
Money Market Funds:	Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer Institutional Money Market Fund	Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Money Market Fund, Inc.	Oppenheimer Series Fund, Inc.
Oppenheimer Select Value Fund
Oppenheimer Small- & Mid-Cap Value Fund

Messrs. Edwards, Gabinet, Glavin, Kennedy, Legg, O'Donnell, Petersen, Proctor, Vandehey, Wilde and Wixted and Mss. Bloomberg, Kantesaria, LaFond, and Nasta, who are officers of the Fund, hold the same offices with one or more of the other New York Board Funds.

Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor. Present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of the Oppenheimer funds that offer Class Y shares.

As of September 6, 2013, the Trustees/Directors and officers of the Fund, as a group, owned less than 1% of any class of shares of the Fund beneficially or of record.

The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, Sub-Adviser and its subsidiaries, other than the shares beneficially owned under that plan by the officers of the Fund. In addition, none of the Independent Trustees/Directors (nor any of their immediate family members) owns securities of either the Manager, Sub-Adviser or the Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The address of each Independent Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Each Trustee has served the Fund in the following capacities from the following dates:
Independent Trustee	Position(s)	Length of Service
Brian F. Wruble	Board Chairman & Trustee	Since 2007; 2006
David K. Downes	Trustee	Since 2007
Matthew P. Fink	Trustee	Since 2006
Phillip A. Griffiths	Trustee	Since 2006
Edmund P. Giambastiani, Jr.	Trustee	Since 2013
Mary F. Miller	Trustee	Since 2006
Joel W. Motley	Trustee	Since 2006
Joanne Pace	Trustee	Since 2012
Mary Ann Tynan	Trustee	Since 2008
Joseph M. Wikler	Trustee	Since 2006
Peter I. Wold	Trustee	Since 2006
Interested Trustee
William F. Glavin, Jr.	Trustee	Since 2013

Independent Trustees
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeship/Directorships Held	Portfolios Overseen in Fund Complex
Brian F. Wruble (1943) Chairman of the Board, Trustee

Director of Community Foundation of the Florida Keys (non-profit) (since July 2012); Chairman Emeritus and Non-Voting Trustee of The Jackson Laboratory (non-profit) (since August 2011); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Sub-Adviser's parent company) (since September 2004); Member of Zurich Insurance Group's Investment Management Advisory Council (insurance) (since 2004); Treasurer (since 2007) and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Chairman (August 2007-August 2011) and Trustee (since August 1991) of the Board of Trustees of The Jackson Laboratory (non-profit); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Mr. Wruble has served on the Boards of certain Oppenheimer funds since April 2001, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		51
David K. Downes (1940) Trustee

Director of THL Credit Inc. (since June 2009); Independent Chairman GSK Employee Benefit Trust (since April 2006); Trustee of Employee Trusts (since January 2006); Chief Executive Officer and Board Member of Community Capital Management (investment management company) (since January 2004); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (since 2004); Director of Internet Capital Group (information technology company) (since October 2003); Director of Correctnet (January 2006-2007); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Mr. Downes has served on the Boards of certain Oppenheimer funds since December 2005, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		51
Matthew P. Fink (1941) Trustee

Trustee of the Committee for Economic Development (policy research foundation) (2005-2011); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004); Author of The Rise of Mutual Funds: An Insider's View published by Oxford University Press (second edition 2010). Mr. Fink has served on the Boards of certain Oppenheimer funds since January 2005, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		51
Edmund P. Giambastiani, Jr. (1948) Trustee

Advisory Board Member of the Maxwell School of Citizenship and Public Affairs of Syracuse University (since April 2012); Director of Mercury Defense Systems Inc. (information technology) (August 2011-February 2013); Trustee of the U.S. Naval Academy Foundation (since November 2010); Advisory Board Member of the Massachusetts Institute of Technology Lincoln Laboratory (federally-funded research development center) (since May 2010); Director of The Boeing Company (aerospace and defense) (since October 2009); Trustee of MITRE Corporation (federally-funded research development center) (since September 2008); Independent Director of QinetiQ Group Plc (defense technology and security) (February 2008-August 2011); Director of Monster Worldwide, Inc. (on-line career services) (since January 2008, Lead Director since June 2011); Chairman of Alenia North America, Inc. (military and defense products) (January 2008-October 2009); Director of SRA International, Inc. (information technology and services) (January 2008-July 2011); President of Giambastiani Group LLC (national security and energy consulting) (since October 2007); United States Navy, career nuclear submarine officer (June 1970-October 2007), Vice Chairman of the Joint Chiefs of Staff (2005-October 2007), NATO Supreme Allied Commander Transformation (2003-2005), Commander, U.S. Joint Forces Command (2002-2005). Since his retirement from the U.S. Navy in October 2007, Admiral Giambastiani has also served on numerous U.S. Government advisory boards, investigations and task forces for the Secretaries of Defense, State and Interior and the Central Intelligence Agency. Admiral Giambastiani has served on the Boards of certain Oppenheimer funds since February 2013, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		51
Phillip A. Griffiths (1938) Trustee

Fellow of the Carnegie Corporation (since 2007); Member of the National Academy of Sciences (since 1979); Council on Foreign Relations (since 2002); Foreign Associate of Third World Academy of Sciences (since 2002); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Director of GSI Lumonics Inc. (precision technology products company) (2001-2010); Senior Advisor of The Andrew W. Mellon Foundation (2001-2010); Distinguished Presidential Fellow for International Affairs of the National Academy of Science (2002-2010); Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Dr. Griffiths has served on the Boards of certain Oppenheimer funds since June 1999, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		51
Mary F. Miller (1942) Trustee	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (October 1998-November 2011); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Ms. Miller has served on the Boards of certain Oppenheimer funds since August 2004, during which time she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	51
Joel W. Motley (1952) Trustee

Member of the Vestry of Trinity Wall Street (since April 2012); Director of Southern Africa Legal Services Foundation (since March 2012); Board Member of Pulitzer Center for Crisis Reporting (non-profit journalism) (since March 2011); Managing Director of Public Capital Advisors, LLC (privately-held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley. Mr. Motley has served on the Boards of certain Oppenheimer funds since October 2002, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		51
Joanne Pace (1958) Trustee

Board Director of Horizon Blue Cross Blue Shield of New Jersey (since November 2012); Advisory Board Director of The Alberleen Group LLC (since March, 2012); Advisory Board Director of The Agile Trading Group LLC (since March, 2012); Advisory Council Member of 100 Women in Hedge Funds (non-profit) (since December, 2012); Advisory Council Member of Morgan Stanley Children's Hospital (non-profit) (since May, 2012); Board Director of The Komera Project (non-profit) (since April, 2012); New York Advisory Board Director of Peace First (non-profit) (since March, 2010); Senior Advisor of SECOR Asset Management, LP (2010-2011); Managing Director and Chief Operating Officer of Morgan Stanley Investment Management (2006-2010); Partner and Chief Operating Officer of FrontPoint Partners, LLC (hedge fund) (2005-2006); held the following positions at Credit Suisse: Managing Director (2003-2005); Global Head of Human Resources and member of Executive Board and Operating Committee (2004-2005), Global Head of Operations and Product Control (2003-2004); held the following positions at Morgan Stanley: Managing Director (1997-2003), Controller and Principal Accounting Officer (1999-2003); Chief Financial Officer (temporary assignment) for the Oversight Committee, Long Term Capital Management (1998-1999). Lead Independent Director and Chair of the Audit and Nominating Committee of The Global Chartist Fund, LLC of Oppenheimer Asset Management (2011-2012); Board Director of Managed Funds Association (2008-2010); Board Director of Morgan Stanley Foundation (2007-2010) and Investment Committee Chair (2008-2010). Ms. Pace has served on the Boards of certain Oppenheimer funds since November 2012, during which time she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		51
Mary Ann Tynan (1945) Trustee

Director and Secretary of the Appalachian Mountain Club (non-profit outdoor organization) (since January 2012); Director of Opera House Arts (non-profit arts organization) (since October 2011); Independent Director of the ICI Board of Governors (non-profit) (since October 2011); Vice Chair of Board of Trustees of Brigham and Women's/Faulkner Hospitals (non-profit hospital) (since 2000); Chair of Board of Directors of Faulkner Hospital (non-profit hospital) (since 1990); Member of Audit and Compliance Committee of Partners Health Care System (non-profit) (since 2004); Board of Trustees of Middlesex School (educational institution) (since 1994); Chair of Board of Directors of Idealswork, Inc. (financial services provider) (since 2003); Partner, Senior Vice President and Director of Regulatory Affairs of Wellington Management Company, LLP (global investment manager) (1976-2002); Vice President and Corporate Secretary, John Hancock Advisers, Inc. (mutual fund investment adviser) (1970-1976). Ms. Tynan has served on the Boards of certain Oppenheimer funds since October 2008, during which time she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		51
Joseph M. Wikler (1941) Trustee

Director of C-TASC (bio-statistics services) (2007-2012); Director of the following medical device companies: Medintec (1992-2011) and Cathco (1996-2011); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Lakes Environmental Association (environmental protection organization) (1996-2008); Director of Fortis/Hartford mutual funds (1994-December 2001). Mr. Wikler has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		51
Peter I. Wold (1948) Trustee

Director of Arch Coal, Inc. (since 2010); President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of Wyoming Enhanced Oil Recovery Institute Commission (enhanced oil recovery study) (2004-2012);  Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Mr. Wold has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		51

Mr. Glavin is an "Interested Trustee/Director" because he is affiliated with the Manager and the Sub-Adviser by virtue of his positions as an officer and director of the Manager and a director of the Sub-Adviser, and as a shareholder of the Sub-Adviser's parent company. Both as a Trustee/Director and as an officer, he serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Glavin's address is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

Interested Trustee and Officer
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex
William F. Glavin, Jr. (1958) Trustee, President and Principal Executive Officer

Director, Chairman and Chief Executive Officer of the Manager (since January 2013); President of the Manager (January 2013-May 2013); Chairman of the Sub-Adviser (December 2009-December 2012); Chief Executive Officer (January 2009-December 2012) and Director of the Sub-Adviser (since January 2009); President of the Sub-Adviser (May 2009-December 2012); Management Director (since June 2009), President (since December 2009) and Chief Executive Officer (since January 2011) of Oppenheimer Acquisition Corp. ("OAC") (the Sub-Adviser's parent holding company); Director of Oppenheimer Real Asset Management, Inc. (since March 2010); Executive Vice President (March 2006 - February 2009) and Chief Operating Officer (July 2007 - February 2009) of Massachusetts Mutual Life Insurance Company (OAC's parent company); Director (May 2004 - March 2006) and Chief Operating Officer and Chief Compliance Officer (May 2004 - January 2005), President (January 2005 - March 2006) and Chief Executive Officer (June 2005 - March 2006) of Babson Capital Management LLC; Director (March 2005 - March 2006), President (May 2003 - March 2006) and Chief Compliance Officer (July 2005 - March 2006) of Babson Capital Securities, Inc. (a broker-dealer); President (May 2003 - March 2006) of Babson Investment Company, Inc.; Director (May 2004 - August 2006) of Babson Capital Europe Limited; Director (May 2004 - October 2006) of Babson Capital Guernsey Limited; Director (May 2004 - March 2006) of Babson Capital Management LLC; Non-Executive Director (March 2005 - March 2007) of Baring Asset Management Limited; Director (February 2005 - June 2006) Baring Pension Trustees Limited; Director and Treasurer (December 2003 - November 2006) of Charter Oak Capital Management, Inc.; Director (May 2006 - September 2006) of C.M. Benefit Insurance Company; Director (May 2008 - June 2009) and Executive Vice President (June 2007 - July 2009) of C.M. Life Insurance Company; President (March 2006 - May 2007) of MassMutual Assignment Company; Director (January 2005 - December 2006), Deputy Chairman (March 2005 - December 2006) and President (February 2005 - March 2005) of MassMutual Holdings (Bermuda) Limited; Director (May 2008 - June 2009) and Executive Vice President (June 2007 - July 2009) of MML Bay State Life Insurance Company; Chief Executive Officer and President (April 2007 - January 2009) of MML Distributors, LLC.; and Chairman (March 2006 -December 2008) and Chief Executive Officer (May 2007 - December 2008) of MML Investors Services, Inc. Mr. Glavin has served on the Boards of certain Oppenheimer funds since December 2009, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

89

The addresses of the officers in the charts below are as follows: for Messrs. Edwards, Gabinet and Glavin and Mss. Bloomberg, Kantesaria and Nasta, Two World Financial Center, 225 Liberty Street, New York, New York 10281, for Messrs. Kennedy, Legg, O'Donnell, Petersen, Proctor, Vandehey, Wilde and Wixted and Ms. LaFond, 6803 S. Tucson Way, Centennial, Colorado 80112. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Each of the Officers has served the Fund in the following capacities from the following dates:
	Position(s)	Length of Service
William F. Glavin, Jr.	President and Principal Executive Officer	Since 2009
Christopher Proctor	Vice President	Since 2010
Adam Wilde	Vice President	Since 2013
Christina M. Nasta	Vice President and Chief Business Officer	Since 2011
Mark S. Vandehey	Vice President and Chief Compliance Officer	Since 2006
Arthur S. Gabinet	Secretary and Chief Legal Officer	Since 2011
Brian W. Wixted	Treasurer and Principal Financial & Accounting Officer	Since 2006
Brian S. Petersen	Assistant Treasurer	Since 2006
James A. Kennedy	Assistant Treasurer	Since 2006
Mathew O'Donnell	Assistant Treasurer	Since 2012
Lisa I. Bloomberg	Assistant Secretary	Since 2006
Taylor V. Edwards	Assistant Secretary	Since 2008
Randy G. Legg	Assistant Secretary	Since 2008
Amee Kantesaria	Assistant Secretary	Since 2012
Gloria J. LaFond	Blue Sky Officer	Since 2011

Other Information about the Officers of the Fund
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Last 5 Years	Portfolios Overseen in Fund Complex
Christopher Proctor (1968) Vice President	Head of the Cash Strategies Team (since July 2013); Senior Vice President of the Sub-Adviser (since July 2013) and Senior Portfolio Manager of the Sub-Adviser (since January 2010). Vice President of the Sub-Adviser (August 2008-July 2013). Vice President at Calamos Asset Management (January 2007-March 2008) and Scudder-Kemper Investments (1999-2002). Managing Director and Co-Founder of Elmhurst Capital Management (June 2004-January 2007); Senior Manager of Research for Etrade Global Asset Management (2002-2004).	6
Adam Wilde (1978) Vice President	Vice President of the Sub-Adviser (since May 2011) and a Portfolio Manager of the Sub-Adviser (since July 2013). Head of credit research for the cash strategies team of the Sub-Adviser (from 2011 to 2013); Assistant Vice President and senior research analyst of the Sub-Adviser (from 2008 to 2011). Intermediate research analyst of the Sub-Adviser (from 2007 to 2008) and other analyst roles of the Sub-Adviser (since 2002). Joined the Sub-Adviser in 2001.	5

Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years	Portfolios Overseen in Fund Complex
Mark S. Vandehey (1950) Vice President and Chief Compliance Officer

Senior Vice President and Chief Compliance Officer of the Manager (since January 2013); Chief Compliance Officer of OFI SteelPath, Inc. (since January 2013); Senior Vice President of the Sub-Adviser (March 2004-December 2012); Chief Compliance Officer of the Sub-Adviser, OppenheimerFunds Distributor, Inc., OFI Trust Company, OFI Institutional Asset Management , Inc., Oppenheimer Real Asset Management, Inc., OFI Private Investments, Inc., Harborview Asset Management Corporation, Trinity Investment Management Corporation, and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (June 1983-December 2012).

		89
Christina M. Nasta (1973) Vice President and Chief Business Officer	Senior Vice President of OppenheimerFunds Distributor, Inc. (since January 2013); Senior Vice President of the Sub-Adviser (July 2010-December 2012); Vice President of the Sub-Adviser (January 2003-July 2010); Vice President of OppenheimerFunds Distributor, Inc. (January 2003-July 2010).	89
Brian W. Wixted (1959) Treasurer and Principal Financial & Accounting Officer

Senior Vice President of the Manager (since January 2013); Treasurer of the Sub-Adviser, HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., and Oppenheimer Real Asset Management, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (November 2000-June 2008), and OppenheimerFunds Legacy Program (charitable trust program established by the Sub-Adviser) (June 2003-December 2011); Treasurer and Chief Financial Officer of OFI Trust Company (since May 2000); Assistant Treasurer of Oppenheimer Acquisition Corporation (March 1999-June 2008).

		89
Brian S. Petersen (1970) Assistant Treasurer	Vice President of the Manager (since January 2013); Vice President of the Sub-Adviser (February 2007-December 2012); Assistant Vice President of the Sub-Adviser (August 2002-February 2007).	89
James A. Kennedy (1958) Assistant Treasurer	Senior Vice President of the Manager (since January 2013); Senior Vice President of the Sub-Adviser (September 2006-December 2012.)	89
Mathew O'Donnell (1967) Assistant Treasurer	Vice President of the Manager (since January 2013); Vice President of the Sub-Adviser (January 2008-December 2012); Accounting Policy Director of the Sub-Adviser (May 2007-March 2012).	89
Arthur S. Gabinet (1958) Secretary and Chief Legal Officer

Executive Vice President, Secretary and General Counsel of the Manager (since January 2013); General Counsel OFI SteelPath, Inc. (since January 2013); Executive Vice President (May 2010-December 2012) and General Counsel (since January 2011) of the Sub-Adviser; General Counsel of the Distributor (since January 2011); General Counsel of Centennial Asset Management Corporation (January 2011-December 2012); Executive Vice President (January 2011-December 2012) and General Counsel of HarbourView Asset Management Corporation (since January 2011); Assistant Secretary (since January 2011) and Director (since January 2011) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Director of Oppenheimer Real Asset Management, Inc. (January 2011-December 2012) and General Counsel (since January 2011); Executive Vice President (January 2011-December 2011) and General Counsel of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since January 2011); Executive Vice President (January 2011-December 2012) and General Counsel of OFI Private Investments Inc. (since January 2011); Vice President of OppenheimerFunds Legacy Program (January 2011-December 2011); Executive Vice President (January 2011-December 2012) and General Counsel of OFI Institutional Asset Management, Inc. (since January 2011); General Counsel, Asset Management of the Sub-Adviser (May 2010-December 2010); Principal, The Vanguard Group (November 2005-April 2010); District Administrator, U.S. Securities and Exchange Commission (January 2003-October 2005).

		89
Lisa I. Bloomberg (1968) Assistant Secretary	Senior Vice President and Deputy General Counsel of the Manager (since January 2013); Senior Vice President (February 2010-December 2012) and Deputy General Counsel (May 2008-December 2012) of the Sub-Adviser; Vice President (May 2004-January 2010) and Associate Counsel of the Sub-Adviser (May 2004-May 2008).	89
Randy G. Legg (1965) Assistant Secretary	Vice President and Senior Counsel of the Manager (since January 2013); Vice President (June 2005-December 2012) and Senior Counsel (March 2011-December 2012) of the Sub-Adviser; Associate Counsel (January 2007-March 2011) of the Sub-Adviser.	89
Taylor V. Edwards (1967) Assistant Secretary	Vice President and Senior Counsel of the Manager (since January 2013); Vice President (February 2007-December 2012) and Senior Counsel (February 2012-December 2012) of the Sub-Adviser; Associate Counsel (May 2009-January 2012); Assistant Vice President (January 2006-January 2007) and Assistant Counsel (January 2006-April 2009) of the Sub-Adviser.	89
Amee Kantesaria (1980) Assistant Secretary	Vice President and Assistant Counsel of the Manager (since January 2013); Vice President (May 2009-December 2012) and Assistant Counsel (December 2006-December 2012) of the Sub-Adviser; Assistant Vice President (December 2006-May 2009) of the Sub-Adviser; Assistant Secretary (since January 2011) of the Sub-Adviser and Oppenheimer Acquisition Corp.	89
Gloria J. LaFond (1945) Blue Sky Officer	Assistant Vice President of the Manager (since January 2013); Assistant Vice President (January 2006-December 2012) of the Sub-Adviser.	89

Trustees Share Ownership. The chart below shows information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds").

As of December 31, 2012
	Dollar Range of Shares Beneficially Owned in the Fund	Aggregate Dollar Range of Shares Beneficially Owned in Supervised Funds
Independent Trustees
Brian Wruble	None	Over $100,000
David K. Downes	None	Over $100,000
Matthew P. Fink	None	Over $100,000
Edmund P. Giambastiani[1]	None	None
Phillip A. Griffiths	None	Over $100,000
Mary F. Miller	None	Over $100,000
Joel W. Motley	None	Over $100,000
Joanne Pace	None	None
Mary Ann Tynan	None	Over $100,000
Joseph M. Wikler	None	Over $100,000
Peter I. Wold	None	Over $100,000
Interested Trustee
William F. Glavin, Jr.	None	Over $100,000

1. Admiral Giambastiani became an Independent Trustee/Director of the New York Board Funds effective February 1, 2013.

Remuneration of the Officers and Trustees. The officers of the Fund, who are associated with the Manager, receive no salary or fee from the Fund. The Independent Trustees' total compensation from the Fund and fund complex represents compensation for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2012.

Name and Other Fund Position(s) (as applicable)	Aggregate Compensation From the Fund[1]	Total Compensation From the Fund and Fund Complex
	Fiscal Year Ended May 31, 2013	Year Ended December 31, 2012
Brian F. Wruble	$13,775[3]	$305,750
Chairman of the Board, Audit Committee Member and Regulatory & Oversight Committee Member[2]
David Downes	$11,759	$260,750
Audit Committee Chairman and Regulatory & Oversight Committee Member
Matthew P. Fink	$11,759[4]	$260,750
Regulatory & Oversight Committee Chairman and Governance Committee Member
Edmund P. Giambastiani, Jr.	$3,477	$0[5]
Governance Committee Member and Regulatory & Oversight Committee Member
Phillip A. Griffiths	$12,450[6]	$284,100
Audit Committee Member and Regulatory & Oversight Committee Member
Mary F. Miller	$10,693[7]	$242,500
Audit Committee Member and Governance Committee Member
Joel W. Motley	$11,759[8]	$260,750
Governance Committee Chairman and Regulatory & Oversight Committee Member
Joanne Pace	$6,089	$36,467
Audit Committee Member and Regulatory & Oversight Committee Member[9]
Mary Ann Tynan	$10,693[10]	$187,500
Regulatory & Oversight Committee Member and Governance Committee Member
Joseph M. Wikler	$10,693[11]	$242,500
Audit Committee Member and Regulatory & Oversight Committee Member
Peter I. Wold	$10,693[12]	$187,500
Audit Committee Member and Governance Committee Member
  "Aggregate Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
  Effective October 1, 2012, Mr. Wruble became a member of the Audit Committee and Regulatory & Oversight Committee.
  Includes $5,743 deferred by Mr. Wruble under the Compensation Deferral Plan.
  Includes $5,879 deferred by Mr. Fink under the Compensation Deferral Plan.
  Admiral Giambastiani became an Independent Trustee and member of the Regulatory & Oversight Committee and Governance Committee on February 1, 2013, and therefore did not receive any compensation in 2012.
  Includes $4,955 deferred by Dr. Griffiths under the Compensation Deferral Plan.
  Includes $6,833 deferred by Ms. Miller under the Compensation Deferral Plan.
  Includes $937 deferred by Mr. Motley under the Compensation Deferral Plan.
  Effective November 1, 2012, Ms. Pace became an Independent Trustee and member of the Audit Committee and Regulatory & Oversight Committee.
  Includes $3,217 deferred by Ms. Tynan under the Compensation Deferral Plan.
  Includes $5,347 deferred by Mr. Wikler under the Compensation Deferral Plan.
  Includes $10,693 deferred by Mr. Wold under the Compensation Deferral Plan.

Compensation Deferral Plan. The Board of Trustees has adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based on the amount of compensation deferred and the performance of the selected funds.

Deferral of the Trustees' fees under the plan will not materially affect a Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

Major Shareholders. As of September 6, 2013, the only persons or entities who owned of record, or who were known by the Fund to own beneficially, 5% or more of any class of the Fund's outstanding shares were:

Name	Address	% Owned	Share Class
OPPENHEIMER DEVELOPING MARKETS FUND	6801 S Tucson Way Ste 100	26.36%	E
	Centennial, CO 80112-4132
OPPENHEIMER SENIOR FLOATING RATE FUND	6801 S Tucson Way Ste 100	9.01%	E
	Centennial, CO 80112-4132
OPPENHEIMER INTERNATIONAL GROWTH FUND	6801 S Tucson Way Ste 100	7.13%	E
	Centennial, CO 80112-4132
OPPENHEIMER STRATEGIC INCOME FUND	6801 S Tucson Way Ste 100	6.82%	E
	Centennial, CO 80112-4132
OPPENHEIMER INTERNATIONAL BOND FUND	6801 S Tucson Way Ste 100	5.47%	E
	Centennial, CO 80112-4132
BRIGHT START DS MONEY MARKET/CASH	6801 S Tucson Way Ste 100	11.65%	L
	Centennial, CO 80112-4132
JEFFERIES GROUP LLC	101 HUDSON ST 11TH FLOOR	10.85%	L
	JERSEY CITY NJ 07302
UMB BANK NA CUST FOR PHOENIX OMNI	928 GRAND BLVD	8.57%	L
	KANSAS CITY, MO 64106
BROWN BROTHERS HARRIMAN & CO	6801 S Tucson Way Ste 100	8.06%	L
FBO AS MONEY MARKET PORTFOLIO	Centennial, CO 80112-4132
DS BRIGHTSTART COLLEGE SAVINGS PLAN	6801 S Tucson Way Ste 100	5.35%	L
	Centennial, CO 80112-4132
BIJAN NASSI	60 EAST 11TH STREET	41.30%	P
	NEW YORK NY 10003
OPPENHEIMERFUNDS INC	6803 S TUCSON WAY	29.90%	P
	CENTENNIAL CO 80112-3924
HARE AND CO	111 SANDERS CREEK PKWY	27.41%	P
	E SYRACUSE NY 13057

Control Persons . The Oppenheimer funds, the Manager and their affiliates may invest in shares of the Fund. The Oppenheimer funds, the Manager and their affiliates will invest in Class E shares of the Fund and will hold 100% of the shares of that Class. Those investments by the Oppenheimer funds may, from time to time, represent more than 25% of the outstanding voting securities of the Fund. In the event that any matter is submitted to a vote of the Fund's shareholders, each of the Oppenheimer funds will vote its shares in accordance with the recommendation of the Fund's Board, except as otherwise determined by the Oppenheimer fund's board, except on matters pertaining only to Class E shares. In addition, each of the Manager and its affiliates will vote its shares in accordance with the recommendation of the Fund's Board, except as the Manager or its affiliate may otherwise determine, except on matters pertaining only to Class E shares. To the extent there is a vote specific to only Class E shareholders, the Oppenheimer funds, the Manager and their affiliates will vote in the best interests of the shareholders of that class. A withdrawal of an investment by an Oppenheimer fund, the Manager or one of their affiliates could adversely affect the expense ratio for Class E shares and/or lead to an increase in the fund's portfolio turnover. The Oppenheimer funds are each organized in the state of Maryland, Delaware or the Commonwealth of Massachusetts and the Manager is organized in the state of Delaware.

The Manager and the Sub-Adviser

The Manager is a wholly-owned subsidiary of OppenheimerFunds, Inc., the Sub-Adviser. The Sub-Adviser is wholly-owned by Oppenheimer Acquisition Corp., a holding company primarily owned by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services company.

Code of Ethics. The Fund, the Manager, the Sub-Adviser and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by portfolio managers and certain other employees ("covered persons") that could compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and/or other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager, the Sub-Adviser and the Distributor.

The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC. It can be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's website at www.sec.gov and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.

The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager has retained the Sub-Adviser pursuant to a separate sub-advisory agreement, described below, under which the Sub-Adviser chooses the Fund's investments and provides related advisory services to the Fund. Prior to January 1, 2013, OppenheimerFunds, Inc. was the Manager of the Fund.

The advisory agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

The Fund pays expenses not expressly assumed by the Manager under the investment advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Board members, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the Manager during its last three fiscal years were:

Fiscal Year Ended 05/31	Management Fees Paid to the Manager
2011	$6,936,306
2012	$7,002,331
2013	$6,421,006

The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

The agreement permits the Manager to act as an investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

The Sub-Advisory Agreement. Under the sub-advisory agreement between the Manager and the Sub-Adviser, the Sub-Adviser shall regularly provide investment advice with respect to the Fund and invest and reinvest cash, securities, commodity interests and the property comprising the assets of the Fund. The Sub-Adviser selects securities and/or commodity interests for the Fund's portfolio and provides related advisory services. The portfolio manager(s) of the Fund is employed by the Sub-Adviser and is principally responsible for the provision of advisory services to the Fund's portfolio. Other members of the Sub-Adviser's investment teams provide the portfolio manager(s) with counsel and support in managing the Fund's portfolio.

Under the sub-advisory agreement, the Manager pays the Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers) that it receives from the Fund as compensation for the provision of investment advisory services. The fee paid to the Sub-Adviser under the sub-advisory agreement is paid by the Manager, not by the Fund.

The sub-advisory agreement states that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its duties or obligations, the Sub-Adviser shall not be liable to the Manager for any act or omission in the course of or connected with rendering services under the Sub-Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

Pending Litigation.  Since 2009, seven class action lawsuits have been pending in the U.S. District Court for the District of Colorado against the Sub-Adviser, the Distributor and certain Oppenheimer mutual funds (but not including the Fund) advised by OFI Global and distributed by the Distributor (the "Defendant Funds"). The lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions and that the respective Defendant Funds' investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys' fees and litigation expenses. The Defendant Funds' Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. On August 26, 2013, the parties in six of these lawsuits executed a memorandum of understanding setting forth the terms of proposed settlements of those actions. The proposed settlements are subject to a variety of contingencies, including the execution of settlement agreements, which will require preliminary and final approval by the court. The proposed settlements do not resolve a seventh outstanding lawsuit relating to Oppenheimer California Municipal Fund.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Sub-Adviser and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the "Ponzi" scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC ("BLMIS"). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Sub-Adviser and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys' fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court's order approving the settlement. The settlement does not resolve other outstanding lawsuits against the Sub-Adviser and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against the Sub-Adviser, an affiliate of the Sub-Adviser and AAArdvark IV Funding Limited ("AAArdvark IV"), an entity advised by the Sub-Adviser's affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract and common law fraud claims against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On April 11, 2013, the court granted defendants' motion for summary judgment, dismissing plaintiffs' fraud claim with prejudice and dismissing their contract claim without prejudice, and granted plaintiffs leave to replead their contract claim to assert a cause of action for specific performance within 30 days. On May 9, 2013, plaintiffs filed a notice of appeal from the court's dismissal order. On July 15, 2011, a lawsuit was filed in New York state court against the Sub-Adviser, an affiliate of the Sub-Adviser and AAArdvark Funding Limited ("AAArdvark I"), an entity advised by the Sub-Adviser's affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract and common law fraud claims against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Sub-Adviser, an affiliate of the Sub-Adviser and AAArdvark XS Funding Limited ("AAArdvark XS"), an entity advised by the Sub-Adviser's affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.

The Sub-Adviser believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Sub-Adviser believes that these suits should not impair the ability of the Sub-Adviser or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

Portfolio Managers. The Fund is managed by a team of investment professionals, including Christopher Proctor and Adam Wilde (referred to as the "Portfolio Managers") who are responsible for the day-to-day management of the Fund's investments.

  Other Accounts Managed.  As of May 31, 2013, Mr. Wilde did not manage other investment portfolios and accounts on behalf of the Sub-Adviser or its affiliates. In addition to managing the Fund's investment portfolio, Mr. Proctor also manages other investment portfolios and accounts on behalf of the Sub-Adviser or its affiliates. The following table provides information regarding those other portfolios and accounts as of May 31, 2013. No portfolio or account has an advisory fee based on performance:

Portfolio Manager	Registered Investment Companies Managed	Total Assets in Registered Investment Companies Managed[1]	Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed	Other Accounts Managed	Total Assets in Other Accounts Managed[2,3]
Christopher Proctor	4	$3.57	0	$0	1	$276.59
Adam Wilde	0	$0	0	$0	0	$0

1. In billions.
2. In millions.
3. Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

As indicated above, a portfolio manager may also manage other funds and accounts. At different times, a portfolio manager may manage other funds or accounts with investment objectives and strategies similar to, or different from, those of the Fund. At times, those responsibilities could potentially conflict with the interests of the Fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund's investment objectives and strategies. For example, a portfolio manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Sub-Adviser have the same management fee. If the management fee structure of another fund or account is more advantageous to the Sub-Adviser than the fee structure of the Fund, the Sub-Adviser could have an incentive to favor the other fund or account. However, the Sub-Adviser's compliance procedures and Code of Ethics recognize the Sub-Adviser's obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude a portfolio manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.

Compensation of Portfolio Managers. Portfolio managers are employed and compensated by the Manager, not the Fund. Under the Manager's compensation program for its portfolio managers and portfolio analysts, compensation is based primarily on the relative investment performance results of the funds or accounts they manage, rather than on the financial success of the Manager. This is intended to align the interests of the portfolio managers and analysts with the success of the funds and accounts of their shareholders. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. Portfolio manager compensation generally consists of three elements: a base salary, an annual bonus (comprised of both a quantitative performance component and a discretionary component) and eligibility to participate in long-term awards. Long-term award grants may consist of appreciation rights in regard to the common stock of the Manager's holding company parent and restricted shares of such common stock.

A portfolio manager's compensation is not directly based on the total value of assets they manage; however, higher total compensation potential is likely to align with greater assets under management. The compensation structure is intended to be internally and externally equitable and serve to reduce potential conflict of interest arising from a portfolio manager's responsibilities managing different funds or accounts. The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The performance component of the annual bonus is based on a fund's performance for periods up to five years, measured against an appropriate benchmark selected by senior management of the Manager. The compensation structure is weighted towards long-term performance of the funds which best aligns the interests of the portfolio manager and the shareholder. Below median performance in all periods results in an extremely low, and in some cases no, performance based bonus. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including, management quality (such as style consistency, risk management, sector coverage, team leadership and coaching), contributions to marketing efforts and organizational development.

The benchmark for Mssrs. Proctor and Wilde with respect to the Fund is the iMoneyNet First Tier Institutional - AAA Funds. The compensation structure of other funds and/or accounts managed by a portfolio manager, if any, is generally the same as the compensation structure described above.

Ownership of Fund Shares. As of May 31, 2013 the Portfolio Managers beneficially owned shares of the Fund as follows:

Portfolio Manager	Range of Shares Beneficially Owned in the Fund
Christopher Proctor	None
Adam Wilde	None

Brokerage Policies of the Fund

Portfolio Transactions. Portfolio decisions are based upon recommendations and judgment of the Manager subject to the overall authority of the Board. Most purchases made by the Fund are principal transactions at net prices, so the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

The Fund seeks to obtain prompt execution of orders at the most favorable net price. If broker/dealers are used for portfolio transactions, transactions may be directed to brokers for their execution and research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed. It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase.

The Fund's policy of investing in short-term debt securities with maturity of less than one year results in high portfolio turnover and may increase the Fund's transaction costs. However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Fund. There were no commissions paid during the last three fiscal years of the Fund.

Service Plan

The Distributor. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc., a subsidiary of the Manager, acts as the Fund's principal underwriter and Distributor in the continuous public offering of the Fund's shares. The Distributor is not obligated to sell a specific number of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.

Service Plan. The Fund has adopted a Service Plan for Class P shares under Rule 12b-1 of the Investment Company Act. Under that plan the Fund pays the Distributor for all or a portion of its costs incurred in connection with the servicing of the shares of Class P. The plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that plan.

Under the plan, the Manager and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing administrative services or that otherwise promote sales of the Fund's shares. These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

Unless the plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. The plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

The Board of Trustees and the Independent Trustees must approve all material amendments to the plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment.

While the plan is in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

The plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

Under the plan for Class P, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

Class P Service Plan Fees. Under the Class P service plan, the Distributor uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class P shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class P service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class P shares. The Board has set the rate at that level. The Distributor does not receive or retain the service fee on Class P shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to recipients at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class P shares held in the accounts of the recipients or their customers.

For the fiscal year ended May 31, 2013, the Distributor paid $32,385 under the Class P Plan. Any unreimbursed expenses the Distributor incurs with respect to Class P shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class P plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead. All payments under the Class P plan are subject to the limitation imposed by the Conduct Rules of FINRA on payments of asset-based sales charges and service fees.

Payments to Financial Intermediaries

Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of distribution and service (12b-1) plan payments as described above. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the financial intermediary's clients, also as described in this SAI. In addition, the Manager and the Distributor (including their affiliates) may make payments to financial intermediaries in connection with the intermediaries' offering and sales of Fund shares and shares of other Oppenheimer funds, or their provision of marketing or promotional support, transaction processing or administrative services. Among the financial intermediaries that may receive these payments are brokers or dealers who sell or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan or qualified tuition program administrators, third party administrators, recordkeepers or other institutions that have selling, servicing or similar arrangements with the Manager or the Distributor. The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

Types of payments to financial intermediaries may include, without limitation, the following:

The Fund, or an investor buying or selling Fund shares may pay:

  shareholder servicing expenses that are paid from Fund assets to reimburse the Manager or the Distributor for Fund expenses they incur for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services (including retirement plan and 529 plan administrative services fees).

In addition, the Manager or Distributor may, at their discretion, make the following types of payments from their own respective resources, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are often referred to as "revenue sharing" payments, and may include:

  Compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs, and transaction processing or other services;
  Other compensation to the extent the payment is not prohibited by law or by any self-regulatory agency, such as FINRA. Payments are made based on the guidelines established by the Manager and Distributor, subject to applicable law.

Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, the Manager does not consider a financial intermediary's sales of shares of the Fund or other Oppenheimer funds when choosing brokers or dealers to effect portfolio transactions for the Fund or other Oppenheimer funds.

Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation:

  transactional support, one-time charges for setting up access for the Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
  program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
  placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives; or
  firm support, such as business planning assistance, advertising, or educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payments may exceed the cost of providing the services. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

For the year ended December 31, 2012, the following financial intermediaries and/or their affiliates (which in some cases are broker-dealers) offered shares of the Oppenheimer funds and received revenue sharing or similar distribution-related payments (of at least $5,000) from the Sub-Adviser or the Distributor for marketing or program support:

Aegon USA Securities Inc.	Massachusetts Mutual Life Insurance Company
AIG Advisor Group, Inc.	MetLife Investors Insurance Company
Allianz Life Insurance Company	MetLife Securities, Inc.
Allstate Life Insurance Company	MML Bay State Life Insurance Company
American General Annuity Insurance Company	Morgan Stanley Smith Barney LLC
American Portfolios Financial Services Inc.	Multi-Financial Securities Corporation
Ameriprise Financial Services, Inc.	Mutual Service Corporation
Ameritas Life Insurance Company	Nathan & Lewis Securities, Inc.
Ascensus, Inc.	National Planning Corporation
AXA Advisors, LLC	National Planning Holdings, Inc.
Bank of America Merrill Lynch	Nationwide Investment Services, Inc.
Cadaret Grant & Co.	New England Securities, Inc.
CCO Investment Services Corporation	NFP Securities Inc.
Chase Investment Services Corporation	Northwestern Mutual Investment Services, LLC
C.M. Life Insurance Company	Oppenheimer & Co. Inc.
Commonwealth Financial Network	Park Avenue Securities LLC
CUNA Brokerage Services, Inc.	PlanMember Securities Corp.
CUSO Financial Services LP	Prime Capital Services, Inc.
Directed Services LLC	Primevest Financial Services, Inc.
Edward Jones and Company	Protective Life and Annuity Insurance Company
Essex National Securities, Inc.	Prudential Investment Management Services, Inc.
Financial Network Investment Corporation	Raymond James & Associates, Inc.
First Clearing LLC	Raymond James Financial Services, Inc.
First Global Capital Corporation	RBC Capital Markets
FSC Securities Corporation	Riversource Life Insurance Co.
GE Life and Annuity Company	Royal Alliance Associates, Inc.
Genworth Financial, Inc.	Sagepoint Financial Advisors
Great West Life Insurance Company	Securities America, Inc.
GWFS Equities, Inc.	Security Benefit Life Insurance Company
Guardian Insurance & Annuity Company, Inc.	Signator Investments, Inc.
H.D. Vest Investment Services, Inc.	SII Investments, Inc.
Hartford Life Insurance Company	Sorrento Pacific Financial LLC
Hartford Securities Distribution Company	State Farm VP Management Corp.
ING Financial Partners, Inc.	Stifel Nicolaus & Co., Inc.
Investacorp, Inc.	Sun Life Assurance Company of Canada (U.S.)
INVEST Financial Corporation	Sun Life Insurance and Annuity Company of New York
Investment Centers of America, Inc.	Sun Life Insurance and Annuity Company (Bermuda) Ltd.
Janney Montgomery Scott LLC	SunTrust Bank
Jefferson Pilot Securities Corporation	SunTrust Investment Services, Inc.
Kemper Investors Life Insurance Company	Thrivent Financial for Lutherans
Legend Equities Co.	Tower Square Securities, Inc.
Lincoln Benefit National Life	UBS Financial Services, Inc.
Lincoln Financial Advisors Corporation	Union Central Life Insurance Company
Lincoln Financial Securities Corporation	UVEST Financial Services Group, Inc.
Lincoln Investment Planning, Inc.	Walnut Street Securities, Inc.
Linsco Private Ledger	Waterstone Financial Group
LPL Financial LLC	Wells Fargo Advisors
MassMutual Financial Group	Wescom Financial Services

For the year ended December 31, 2012, the following firms (which in some cases are broker-dealers) received payments from the Sub-Adviser or Distributor (of at least $2,500) for administrative or other services provided (other than revenue sharing arrangements), as described above:

Acacia National	MetLife Securities Inc.
ACS HR Solutions LLC	Mid Atlantic Capital Co.
ADP Broker-Dealer, Inc.	Milliman, Inc.
Aegon USA	Minnesota Life Insurance Company
Alliance Benefit Group	MML Investors Services LLC
Allianz Life Insurance Company	Morgan Keegan & Co, Inc.
Allstate Financial Services, LLC	Morgan Stanley Smith Barney
Allstate Life Insurance Company	Multi-Financial Securities
American Funds	Mutual of Omaha Insurance Company
American General Annuity Insurance Company	National City Bank
American Portfolios Financial	National Investor Services Corp.
American United Life Insurance Co.	National Financial Services LLC
Ameriprise Financial Services Inc.	National Planning Corporation
Ameritas Investment Corp.	Nationwide
Ameritas Life Insurance Company	New England Securities
Annuity Investors Life Insurance Company	New York Life Insurance and Annuity Company
Ascensus	Newport Retirement Services
AXA Advisors LLC	Next Financial Group Inc.
Baden Retirement Services	NFP Securities Inc
Banc of America Investment	Northridge Securities Corp.
Bank of America Merrill Lynch	Northwestern Mutual Investment
Benefit Administration Co.	NRP Financial Inc.
Benefit Consultants Group	NYLIFE Distributors LLC
Benefit Plans Administrative Services, Inc.	NYLIFE Securities LLC
Benetech, Inc.	Oneamerica Securities Inc.
Boston Financial Data Services, Inc.	Oppenheimer & Co. Inc.
Cadaret Grant & Co.	Pacific Life Insurance Co.
Cambridge Investment Research	Park Avenue Securities LLC
Cetera Financial Specialists LLC	Penn Mutual
Cetera Investment Services LLC	Pershing LLC
Champions of the Community, Inc.	PFS Investments Inc.
Charles Schwab & Co, Inc.	Phoenix Life Insurance Company
Chase Investment Services Corp.	Plan Administrators Inc.
CitiGroup Global Markets, Inc.	PlanMember Securities
Commonwealth Financial Network	PNC Investments LLC
CPI Qualified Plan Consultants	Prime Capital Services
CUNA Brokerage Services Inc.	Primevest Financial Services, Inc.
CUNA Mutual Insurance Society	Principal Life Insurance
CUSO Financial Services LP	Proequities Inc.
DA Davidson & Co.	Protective Life and Annuity Insurance Company
DailyAccess Corp	Pruco Securities LLC
David Lerner Associates, Inc.	Prudential Investment Management
Digital Retirement Solutions	PSMI Group
Dyatech, LLC	Purshe Kaplan Sterling Investments
E*TRADE Clearing LLC	Questar Capital Corporation
Edward Jones and Company	Raymond James & Associates, Inc.
ExpertPlan Retirement Plan Services	Raymond James Financial Services
Federal Kemper Life Assurance Company	RBC Capital Markets
Fidelity	Reliance Trust Co.
Financial Network Investment	Richards, Merrill & Peterson Inc.
Financial Telesis Inc.	Robert W. Baird & Co.
First Allied Securities Inc.	Rothman Securities Inc.
First Clearing LLC	Royal Alliance Associates Inc.
First Global Capital Corporation	Sagepoint Financial Inc.
Freestone Capital Management	Santander Securities
FSC Securities Corp.	Scott & Stringfellow LLC
GE Financial Assurance	Securities America Inc.
GE Life and Annuity Company	Securities Service Network Inc.
Geneos Wealth Management Inc.	Security Benefit Life Insurance Company
Genworth Financial Securities	Signator Investors Inc.
Girard Securities Inc.	SII Investments Inc.
Great West Life Insurance Company	Smith Hayes Financial Services
Guardian Insurance & Annuity Company, Inc.	Southwest Securities, Inc.
H.D. Vest Investment Services, Inc.	Standard Insurance Co.
Hartford Life & Annuity	State Farm Mutual Funds
Hartford Life Insurance Company	Stanton Group, Inc.
H Beck Inc.	Sterne Agee & Leach, Inc.
Hennion & Walsh Inc.	Stifel Nicolaus & Co., Inc.
Hewitt Associates LLC	Summit Brokerage Services Inc.
HSBC Securities (USA) Inc.	Sunamerica
Independent Financial Group, LLC	Sun Trust Investments
ING Financial Advisers LLC	Suntrust Investment Services Inc.
Intuition Systems, Inc.	T. Rowe Price
Invest Financial Corporation	TD Ameritrade
Investacorp Inc.	The Investment Center Inc.
Investments Centers of America	The O N Equity Sales Company
Investors Capital Corp.	The Retirement Plan Company, LLC
Jackson National Life Insurance Company	Thrivent Investment Management
Janney Montgomery Scott LLC	Tiaa-Cref Individual & Institutional
JJB Hillard W.L. Lyons, Inc.	Transamerica Financial Advisors
John Hancock Life Insurance Company	Transamerica Life Insurance Co.
JP Morgan Securities, LLC	UBS Financial Services, Inc.
Kemper Investors Life Insurance Company	Unified Fund Services, Inc.
Key Investment Services Inc.	Union Bank & Trust Company
KMS Financial Services Inc.	Union Central Life Insurance Company
Lasalle St. Securities LLC	United Planners Financial
Legends Equities Corp.	USAA Investment Management Co.
Lincoln Benefit National Life	USI Securities Inc.
Lincoln Financial Advisors Corporation	Valic Financial Advisors, Inc.
Lincoln Financial Securities	Vanderbilt Securities LLC
Lincoln Investment Planning, Inc.	Vanguard Group
LPL Financial Corporation	VSR Financial Services Inc.
Madison Avenue Securities Inc.	Walnut Street Securities
Manulife Financial	Wedbush Securities
Matrix Settlement & Clearance Services	Wells Fargo Advisors LLC
Mercer HR Services	Wells Fargo Investments LLC
Merrill Lynch Pierce Fenner	Wilmington Trust Company
MetLife Investors Insurance

About Your Account

The Fund's Prospectus describes how to buy and sell shares of the Fund and certain other Oppenheimer funds. The information below provides further details about the Fund's policies regarding those share transactions. It should be read in conjunction with the information in the Prospectus. Appendix A of this SAI provides more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain investors and certain types of purchases or redemptions.

Determination of Net Asset Value Per Share. The net asset value ("NAV") per share for each class of shares of the Fund is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NAV is determined as of the close of business on the New York Stock Exchange ("NYSE") on each day that the NYSE is open. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this SAI mean "Eastern time." The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (Presidents Day), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

The Fund's Board of Trustees/Directors has adopted the amortized cost method to value the Fund's portfolio securities. Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security. This method does not take into consideration any unrealized capital gains or losses on securities. While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Fund would receive if it sold the security.

The Fund's Board of Trustees/Directors has established procedures reasonably designed to stabilize the Fund's net asset value at $1.00 per share. Those procedures include a review of the Fund's portfolio holdings by the Board of Trustees/Directors, at intervals it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

The Board of Trustees/Directors will examine the extent of any deviation between the Fund's net asset value based upon available market quotations and amortized cost. If the Fund's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees/Directors to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Board of Trustees/Directors will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

During periods of declining interest rates, the daily yield on shares of the Fund may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Fund but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Fund would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Board fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets, not directly by shareholders. However, those expenses reduce the net asset value of Fund shares, and therefore are borne indirectly by shareholders.

For calculating the Fund's net asset value, dividends and distributions, the Fund differentiates between two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. Those expenses are first allocated based on the percentage of the Fund's total assets that is represented by the assets of each share class. Such general expenses include management fees, legal, bookkeeping and audit fees, Board compensation, custodian expenses, share issuance costs, interest, taxes, brokerage commissions, and non-recurring expenses, such as litigation costs. Then the expenses allocated to a share class are allotted equally to each outstanding share within a given class.

Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses to the extent that such expenses pertain only to a specific class.

How to Buy Shares

The Oppenheimer Funds. The "Oppenheimer funds" are those mutual funds for which the Distributor acts as distributor and currently include the following:

Oppenheimer AMT-Free Municipals	Oppenheimer Multi-State Municipal Trust:
Oppenheimer California Municipal Fund	Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund	Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund	Oppenheimer Rochester National Municipals
Oppenheimer Commodity Strategy Total Return Fund	Oppenheimer Portfolio Series Funds:
Oppenheimer Core Bond Fund	Active Allocation Fund
Oppenheimer Corporate Bond Fund	Conservative Investor Fund
Oppenheimer Currency Opportunities Fund	Equity Investor Fund
Oppenheimer Developing Markets Fund	Moderate Investor Fund
Oppenheimer Discovery Fund	Oppenheimer Quest for Value Funds:
Oppenheimer Discovery Mid Cap Growth Fund	Oppenheimer Flexible Strategies Fund
Oppenheimer Diversified Alternatives Fund	Oppenheimer Global Allocation Fund
Oppenheimer Emerging Markets Debt Fund	Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Equity Fund	Oppenheimer Real Estate Fund
Oppenheimer Equity Income Fund, Inc.	Oppenheimer Rising Dividends Fund
Oppenheimer Global Fund	Oppenheimer Rochester AMT-Free New York Municipal Fund
Oppenheimer Global Multi Strategies Fund	Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Global Opportunities Fund	Oppenheimer Rochester Fund Municipals
Oppenheimer Global Real Estate Fund	Oppenheimer Rochester Intermediate Term Municipal Fund
Oppenheimer Global Strategic Income Fund	Oppenheimer Rochester Limited Term New York Municipal Fund
Oppenheimer Global Value Fund	Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Gold & Special Minerals Fund	Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer International Bond Fund	Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer International Diversified Fund	Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer International Growth Fund	Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer International Small Company Fund	Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer International Value Fund	Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer Limited Term California Municipal Fund	Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Limited-Term Bond Fund	Oppenheimer Select Value Fund
Oppenheimer Limited-Term Government Fund	Oppenheimer Senior Floating Rate Fund
Oppenheimer Main Street Fund	Oppenheimer Senior Floating Rate Plus Fund
Oppenheimer Main Street Select Fund	Oppenheimer Series Fund, Inc.:
Oppenheimer Main Street Small Cap Fund	Oppenheimer Value Fund
Oppenheimer Main Street Small- & Mid-Cap Fund	Oppenheimer Short Duration Fund
Money Market Funds:
Oppenheimer Cash Reserves
Oppenheimer Institutional Money Market Fund
Oppenheimer Money Market Fund, Inc.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class E, Class L and Class P shares and the dividends payable on Class E, Class L and Class P shares will be reduced by incremental expenses borne solely by that class. A salesperson may be entitled to receive compensation from his or her firm for selling Class P shares of the Fund.

Share Certificates. When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund. The Fund will not issue or re-register physical share certificates.

Fund Account Fees. As stated in the Prospectus, there is no annual "Minimum Balance Fee." The Fund reserves the authority to modify fund account fees in its discretion.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

How to Sell Shares

Receiving Redemption Proceeds by Federal Funds Wire. If a redemption order is received prior to the time that the Fund's net asset value is calculated, proceeds from such redemption will normally be wired out the same day. A Federal Funds wire may be delayed if the Fund's custodian bank is not open for business on that day. In that case, the wire will not be transmitted until the next business day on which the bank and the Fund are both open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Redeeming Shares Through Brokers or Dealers. The Distributor is the Fund's agent to repurchase its shares from authorized brokers or dealers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the next net asset value computed after the Distributor or the broker or dealer receives the order. A repurchase will be processed at that day's net asset value if the order was received by the broker or dealer from its customer prior to the time the close of the NYSE. Normally, the NYSE closes at 4:00 p.m., but may do so earlier on some days.

For accounts redeemed through a broker-dealer, payment will ordinarily be made on the day the shares are redeemed. However, the Distributor must receive the required redemption documents in proper form, with the signature(s) of the registered shareholder(s) guaranteed as described in the Prospectus.

Special Arrangements for Reinvestment in Fund Shares. Shareholders may reinvest in Fund shares after their account has been closed without meeting the minimum investment requirement that applies to initial share purchases.

Payments "In Kind." As stated in the Prospectus, payment for redeemed shares is ordinarily made in cash. Under certain circumstances, however, the Board may determine that it would be detrimental to the best interests of the remaining shareholders for the Fund to pay for the redeemed shares in cash. In that case, the Fund may pay the redemption proceeds, in whole or in part, by a distribution "in kind" of liquid securities from the Fund's portfolio. The Fund will value securities used to pay a redemption in kind using the same method described above under "Determination of Net Asset Value Per Share." That valuation will be made as of the time the redemption price is determined. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash.

Distributions From Retirement Plans. Participants in OppenheimerFunds-sponsored pension or profit-sharing plans (other than self-employed plan sponsors), whose shares of the Fund are held in the name of the plan or its fiduciary, may not request redemption of their accounts directly. The plan administrator or fiduciary must submit the request.

Requests for distributions from OppenheimerFunds-sponsored IRA's, SEP-IRA's, SIMPLE IRA's, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed on the back cover of this SAI. The request must:

  state the reason for the distribution;
  if the distribution is premature, state the owner's awareness of tax penalties; and
  conform to the requirements of the plan and the Fund's other redemption requirements.

Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility for determining whether a distribution satisfies the conditions of applicable tax laws and they will not be responsible for any tax penalties assessed in connection with a distribution.

Involuntary Redemptions. The Fund's Board has the right to involuntarily redeem shares held in any account with an aggregate net asset value of less than $200. The Board may change the amount of the aggregate net asset value to which an involuntary redemption may apply. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also determine the requirements for any notice to be given to the shareholders (but not less than 30 days). Alternatively, the Board may set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Distributions and Taxes

Dividends and Other Distributions. The Fund does not have a fixed rate for dividends or other distributions ("distributions") and cannot assure the payment of any distributions. The distributions made by the Fund will vary depending on market conditions, the composition of the Fund's portfolio and Fund expenses. The Fund intends to distribute substantially all of its net investment income and net realized capital gains at least annually, and may sometimes pay a special distribution near the end of the calendar year in order to comply with federal tax requirements.

Distributions are calculated in the same manner, at the same time, and on the same day for each class of shares but will normally differ in amount. Whether they are reinvested in Fund shares or received in cash, distributions are taxable to shareholders, as discussed below, regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Taxes. The federal tax treatment of the Fund and distributions to shareholders is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders. The tax discussion in the Prospectus and this SAI is based on tax laws in effect on the date of the Prospectus and SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment may differ from the treatment under the Internal Revenue Code as described below.

Before purchasing Fund shares, investors are urged to consult their tax advisers with reference to their own particular tax circumstances as well as the consequences of federal, state, local and any other jurisdiction's tax rules affecting an investment in the Fund.

Qualification and Taxation as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code. As long as the Fund qualifies as a RIC, the Fund may deduct the amount of investment company taxable income and net capital gains that it distributes to its shareholders, thereby eliminating Fund-level corporate income tax that would otherwise be imposed on such income. Qualification as a RIC also allows the Fund, under certain conditions, to characterize the distributions made to its shareholders as composed of specific types of tax-favored income such as corporate dividends, capital gains and tax-exempt interest.

Even though the Fund expects to continue to qualify as a RIC, to the extent that it distributes less than all of its income, the Fund may still be subject to a corporate income tax and an excise tax. In addition, any investment income received from a foreign source may be subject to foreign withholding taxes, although the rate of any such withholding tax may be reduced under an income tax treaty if the Fund qualifies for the benefits of the treaty. If possible, the Fund will operate so as to qualify for such reduced rates. Any foreign withholding taxes will reduce the Fund's income and capital gain. The Fund may also be subject to corporate income tax and a penalty on distributions or gains if the Fund invests in "passive foreign investment companies" (described below) even if those amounts are distributed to the Fund's shareholders.

Qualifying as a RIC. To qualify as a RIC, the Fund must be a domestic corporation that is either registered under the Investment Company Act as a management company or unit investment trust or is otherwise described in the Internal Revenue Code as having a specific status under the Investment Company Act. The Fund must also satisfy certain tests with respect to (i) the composition of its gross income, (ii) the composition of its assets and (iii) the amount of its dividend distributions.

     Gross Income Test. To qualify as a RIC, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to loans of securities, gains from the sale or other disposition of securities or foreign currencies, and certain other income derived with respect to its business of investing in such securities or currencies (including, but not limited to, gains from options, futures or forward contracts), and net income derived from interests in certain "qualified publicly traded partnerships."

     Asset Test. In addition, at the close of each quarter of its taxable year, the Fund must satisfy two asset tests. First, at least 50% of the value of the Fund's assets must consist of U.S. government securities, securities of other RICs, securities of other issuers ("Other Issuers") and cash or cash items (including receivables). The securities of an Other Issuer are not counted towards satisfying the 50% test if the Fund either invests more than 5% of the value of the Fund's assets in the securities of that Other Issuer or holds more than 10% of the outstanding voting securities of that Other Issuer. Second, no more than 25% of the value of the Fund's total assets may be invested in (1) the securities of any one issuer (other than U.S. government securities and the securities of other RICs), (2) the securities of two or more issuers (other than the securities of other RICs) that the Fund controls and that are engaged in the same or similar trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships. For purposes of these tests, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

     Dividend Distributions Test. During the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, the Fund must distribute at least 90% of its investment company taxable income for the taxable year, which is generally its net investment income and the excess of its net short-term capital gain minus its net long-term capital loss.

Failure to Qualify. If the Fund failed to qualify as a RIC, it would (unless certain cure provisions apply) then be unable to deduct from its taxable income the dividend distributions made to its shareholders and therefore those amounts would be subject to a Fund-level corporate income tax. In addition, the Fund would not be able to characterize the distributions made to its shareholders as anything other than ordinary corporate distributions. To the extent the Fund had "earnings and profits" (as determined for tax purposes), distributions to its shareholders would be taxable as ordinary dividend income. In the case of individuals, those distributions might qualify for the maximum 15% or 20% tax rate on dividend income and, in the case of corporations, they might qualify for the dividends-received deduction.

Portfolio Investments Subject to Special Tax Rules. The Fund may engage in transactions and investments that are subject to special tax rules under the Internal Revenue Code. These special tax rules may, among other things, affect the Fund's holding period in its investments, change the character of, or accelerate, the Fund's income, defer or disallow the Fund's deductions and losses, and compel the Fund to report as taxable income mere increases in the value of its assets. For example, the Fund may invest in foreign currencies or securities denominated in foreign currencies. Under certain circumstances losses from foreign securities could be capital losses but gains from foreign currencies are ordinary income. Because capital losses cannot be deducted against ordinary income, this mismatch in character may negatively affect the character and amount of the Fund's distributions. In addition, part of an "interest" payment from a high yield debt obligation may be characterized for tax purposes as a dividend and, therefore, eligible for the dividends-received deduction available to corporations.

Certain positions in the Fund's portfolio may have to be "marked-to-market" (that is, treated as if they were sold and repurchased on the last day of the Fund's taxable year). Such "deemed sales" under the mark-to-market rules may alter the character, amount and timing of distributions to shareholders by requiring the Fund to make distributions in order to satisfy the RIC dividend distributions test even though the deemed sales generate no cash. The Fund will monitor its transactions, and seek to make appropriate tax elections and appropriate entries in its books and records in order to reduce the effect of the mark-to-market rules while remaining qualified for treatment as a RIC.

Passive Foreign Investment Companies. If the Fund invests in a "passive foreign investment company" ("PFIC"), then the Fund may be subject to special rules meant to discourage U.S. taxpayers from investing in foreign companies as a way of deferring taxable income. Under those rules, any income from certain PFIC distributions or the sale of PFIC shares is allocated ratably to the current taxable year and to prior taxable years. Income allocated to the current year is treated as part of the year's ordinary income. Income allocated to a prior taxable year is taxed at the highest corporate rate for that year (regardless of the Fund's actual income or tax rate for that prior year). For each prior taxable year, the Fund must pay both the amount of tax so computed and a penalty that is calculated as if the amount of tax was due but unpaid for the prior taxable year. Liability for such taxes and penalties would reduce the investment return of the Fund.

If a PFIC is willing to provide the Fund with certain necessary reporting information annually (which PFICs frequently do not provide), the Fund may elect to treat a PFIC as a "qualified electing fund" ("QEF") and, in lieu of the tax consequences described above, the Fund would be required to include in each year's income its share of the ordinary earnings and net capital gains of the PFIC, even if they are not distributed to the Fund. Those amounts would be treated as taxable income for purposes of the 90% dividends distributions test mentioned above and the excise tax discussed below.

Alternatively, if the Fund invests in a PFIC, it may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased such PFIC stock at the end of each year. In that case, the Fund would report any gains as ordinary income and would deduct any losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the U.S. Internal Revenue Service (the "IRS"). By making the election, the Fund might be able to mitigate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year it could be required to recognize income in excess of the distributions it received from the PFIC and the proceeds from dispositions of the PFIC's stock. The amounts so included would be treated as taxable income for purposes of the 90% dividends distributions test and for excise tax purposes (discussed below).

Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, the Fund must pay an annual, non-deductible excise tax unless, by December 31st each year, it distributes (1) 98% of its taxable investment income earned from January 1 through December 31, (2) 98.2% of its capital gain net income realized in the period from November 1 of the prior year through October 31 of the current year and (3) undistributed amounts from prior years. It is presently anticipated that the Fund will meet these distribution requirements, although to do so the Fund might be required to liquidate portfolio investments in certain circumstances. In some years, the Board and the Manager and/or the Sub-Adviser may determine that it would be in the shareholders' best interests for the Fund to pay the excise tax on undistributed amounts rather than making the required level of distributions. In that event, the tax may reduce shareholder total returns from the Fund.

Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. The Fund's distributions will be treated as dividends to the extent paid from the Fund's earnings and profits (as determined under the Internal Revenue Code). Distributions in excess of the Fund's earnings and profits will be treated as a return of capital to the extent of each shareholder's basis in his or her shares, and any remaining amounts will be treated as gain from the sale of those shares, as discussed below. Shareholders will be notified if at the end of the fiscal year, any part of an earlier distribution is re-characterized as a non-taxable return of capital. A reduction in the basis of shares could result in a higher taxable capital gain (or lower capital loss) on a subsequent sale of the shares.

Special Characteristics of Certain Distributions. Different types of Fund earnings may have different federal income tax characteristics, including different types of capital gains and different types of ordinary income. For example, if the Fund invests in stock, a portion of the Fund's ordinary income may be composed of dividends eligible for the dividends-received deduction or that qualify for the special maximum tax rate on "qualified dividend income" as described below. The Fund may also generate foreign tax credits. The Fund will allocate the tax characteristics of its earnings among its distributions as prescribed by the IRS. The percentage of each distribution that corresponds to a particular type of income will generally be based on how much of that income the Fund earns for the taxable year in accordance with the IRS rules, rather than how much of that income the Fund has earned at time of the distribution. Those percentages normally will be determined after the close of the Fund's taxable year. The Fund will provide a statement to shareholders shortly after the end of each year indicating the amount and character of distributions made during the preceding calendar year.

     Distributions Derived from Dividends. If the Fund earns dividend income from U.S. corporations, for the Fund's corporate shareholders to claim the dividends-received deduction against the Fund's distributions, both the Fund and its corporate shareholders must satisfy special provisions of the Internal Revenue Code. If a dividend the Fund receives on a stock held in its portfolio otherwise qualifies for the dividends-received deduction, the Fund still (1) must hold the stock for a minimum number of days during a specified period that includes the stock's ex-dividend date, (2) cannot enter into certain positions that reduce the risk of holding the stock and (3) cannot debt finance the stock. Similarly, distributions of otherwise qualifying dividends will not be eligible for the dividends-received deduction in the hands of a corporate shareholder of the Fund unless the corporate shareholder (1) holds the Fund's shares for at least 46 days during a specified period that includes the portfolio stock's ex-dividend date and (2) does not debt finance its investment in the Fund's shares. To the extent the Fund's distributions are derived from items such as option premiums, interest income, gains from the sale of securities, or dividends from foreign corporations, those distributions will not qualify for the dividends-received deduction.

If the Fund earns qualified dividend income, as discussed below, special rules may also apply to regular dividends paid to a non-corporate shareholder of the Fund. Provided that the shareholder receiving the dividend satisfies certain holding period and other requirements, those dividends may be subject to tax at the reduced rates generally applicable to long-term capital gains for individuals. Dividends subject to these special rules are not actually treated as capital gains, however. They are not included in the computation of the shareholder's net capital gain and generally cannot be offset by capital losses. For a taxable year of the Fund, (i) if 95% or more of the Fund's gross income is attributable to qualified dividend income (defined below), then the special maximum rate will apply to 100% of the regular dividends paid to the shareholder during such year and (ii) if less than 95% of the Fund's gross income is attributable to qualified dividend income, then the special maximum rate will only apply to the portion of the regular dividends reported by the Fund as qualified dividend income, which generally cannot exceed the ratio that the Fund's qualified dividend income bears to its gross income. Gross income, for these purposes, does not include gains attributable to the sale or other disposition of stocks and securities, except to the extent the net short-term capital gain from such sales and dispositions exceeds the net long-term capital loss from such sales and dispositions.

"Qualified dividend income" generally means dividends received by the Fund with respect to the stock of a U.S. corporation or qualified foreign corporation. In each case, however, the Fund must hold the stock for a minimum number of days during a specified period that includes the stock's ex-dividend date and cannot enter into certain positions that reduce the risk of holding the stock. Qualified dividend income does not include "payments in lieu of dividends" received in securities lending transactions or dividends received from a real estate investment trust ("REIT") or another RIC, except to the extent such dividends were paid from qualified dividend income received and reported by such REIT or RIC. If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends will not be treated as qualified dividend income.

     Ordinary Income Dividends. Distributions from income earned by the Fund from one or more of the following sources will be treated as ordinary income to the shareholder:

  certain taxable investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, or its agencies and instrumentalities) or from bonds or other debt obligations;
  income from loans of portfolio securities;
  income or gains from options or futures;
  any net short-term capital gain; and
  any market discount accrual on tax-exempt bonds.

     Capital Gain Distributions. The Fund may either retain or distribute to shareholders its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Currently, the Fund intends to distribute these gains. Distributed net capital gain that is properly reported will be taxable to the Fund's shareholders as long-term capital gain. The amount of distributions reported as net capital gain will be reported to shareholders shortly after the end of each year. Such treatment will apply no matter how long the shareholder has held Fund shares and even if the gain was recognized by the Fund before the shareholder acquired Fund shares.

If the Fund elects to retain all or a portion of its net capital gain for a taxable year, the Fund will be subject to tax on such gain at the highest corporate tax rate. If the Fund so elects, each shareholder of record on the last day of such taxable year will be informed of his or her portion of both the gain and the tax paid, will be required to report the gain as long-term capital gain, will be able to claim the tax paid as a refundable credit, and will increase the basis of his or her shares by the amount of the capital gain reported minus the tax credit.

     3.8% Medicare Tax. For taxable years beginning after December 31, 2012, an additional 3.8% tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount.

     Foreign Source Income. Investment income that the Fund may receive from sources within foreign countries may be subject to foreign taxes withheld at the source. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may elect to treat any foreign income and withholding taxes it pays as having been paid by its shareholders for U.S. federal income tax purposes, as long as the Fund continues to qualify as a RIC. If the Fund makes that election, the amount of foreign income taxes paid by the Fund will be included in the income of its shareholders and each shareholder will be entitled (subject to certain limitations) to either credit the amount against the shareholder's U.S. federal income tax due, or deduct the amount from his or her U.S. taxable income. If the Fund has investments in foreign securities, the Fund may qualify for and make this election in some, but not necessarily all, of its taxable years.

Shortly after any year for which it makes such an election, the Fund will report to its shareholders the amount per share of such foreign tax that must be included in each shareholder's gross income and the amount that will be available for deduction or credit. In general, a shareholder may elect each year whether to claim deductions or credits for foreign taxes. However, no deductions for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions. If a shareholder elects to credit foreign taxes, the amount of credit that may be claimed in any year can not exceed the same proportion of the U.S. tax against which such credit is taken as the shareholder's taxable income from foreign sources bears to his or her entire taxable income, unless the shareholder is an individual all of whose gross income from non-U.S. sources is qualified passive income and whose creditable foreign taxes for the taxable year do not exceed $300 ($600 for a joint return).

As a general rule, if the Fund has made the appropriate election, a shareholder may treat as foreign source income the portion of any dividend paid by the Fund which represents income derived from sources within foreign countries, as well as the shareholder's proportionate share of the taxes paid to those countries. Capital gains realized by the Fund on the sale of foreign securities and other foreign currency gains of the Fund are considered to be U.S.-source income and, therefore, any portion of the tax credit passed through to shareholders that is attributable to such gains or distributions might not be usable by a shareholder who does not have other foreign source income.

Tax Consequences of Share Redemptions. If all or a portion of a shareholder's investment in the Fund is redeemed, the shareholder will generally recognize a gain or loss on the redeemed shares equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. In general, any gain or loss from the redemption of shares of the Fund will be considered capital gain or loss if the shares were held as a capital asset and will be long-term capital gain or loss if the shares were held for more than one year. Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares. There are limits on the deductibility of capital losses in any year.

All or a portion of any loss on redeemed shares may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption (including purchases through the reinvestment of dividends). In that case, the basis of the acquired shares will be adjusted to reflect the disallowed loss.

Backup Withholding. The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gain distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report properly the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders after the end of each calendar year with a copy sent to the IRS. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder's federal income tax liability, provided the required information is timely provided to the IRS.

Taxation of Foreign Shareholders. Under the Internal Revenue Code, taxation of a foreign shareholder depends primarily on whether the foreign shareholder's income from the Fund is effectively connected with the conduct of a U.S. trade or business. A "foreign shareholder" includes, but is not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership.

If a foreign shareholder fails to provide a properly completed and signed Certificate of Foreign Status, the Fund will be required to withhold U.S. tax on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares. Provided the Fund obtains a proper certification of foreign status, ordinary income dividends that are paid by the Fund to foreign shareholders and that are not "effectively connected income," will be subject to a U.S. withholding tax. The tax rate may be reduced if the foreign person's country of residence has an income tax treaty with the United States allowing for a reduced tax rate on ordinary income dividends paid by the Fund. If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign shareholder may claim an exemption from the U.S. withholding tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. Any tax withheld by the Fund is remitted to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in the early part of each year with a copy sent to the IRS. Capital gain dividends are not subject to U.S. withholding tax unless the recipient is a nonresident alien who is present in the United States for 183 days or more during the taxable year in which the dividends are received. A foreign individual who is present in the United States for 183 days or more generally loses his or her status as a nonresident alien.

For taxable years of the Fund beginning before 2014, properly reported dividends will generally be exempt from U.S. federal withholding tax on foreign persons provided such dividends (i) are derived from the Fund's "qualified net interest income" (generally, the Fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is a 10% or greater shareholder, reduced by expenses that are allocable to such income) or (ii) are derived from the Fund's "qualified short-term capital gains" (generally, the excess of the Fund's net short-term capital gain over the Fund's net long-term capital loss for such taxable year). In order to qualify for this exemption from withholding, a shareholder that is a foreign person must comply with applicable certification requirements relating to its non-U.S. status. However, depending on its circumstances, the Fund may report some, all, or none of its potentially eligible dividends as interest-related dividends or as short-term capital gain dividends, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding on foreign persons. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Shareholders that are foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.

The tax consequences to foreign persons entitled to claim the benefits of an applicable income tax treaty may be different from those described in this SAI. Foreign shareholders are urged to consult their tax advisers with respect to the particular tax consequences of an investment in the Fund, including the applicability of the U.S. withholding taxes described above and the possible applicability of U.S. estate tax.

Under legislation known as "FATCA" (the Foreign Account Tax Compliance Act), ordinary dividends the Fund pays after June 30, 2014, and the gross proceeds of share redemptions and certain capital gains dividends it pays after December 31, 2016, to "foreign financial institutions" and certain other foreign entities will be subject to U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements (different from, and in addition to, those described above) are satisfied. In general, no such withholding will occur with respect to a U.S. person or non-U.S. individual that timely provides the Fund with a valid IRS Form W-9 or W-8, respectively. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisors as to the applicability and consequences of this new legislation to them.

Additional information reporting requirements apply to individuals that hold any interest in a "specified foreign financial asset" if the aggregate value of all such assets held by such individual exceeds $50,000. Significant penalties can apply upon a failure to make the required disclosure and in respect to understatements of tax attributable to undisclosed foreign financial assets. The scope of this reporting requirement is not entirely clear and all shareholders should consult their own tax advisors as to whether reporting may be required in respect of their indirect interests in the Fund's investments.

Tax Shelter and Other Reporting Requirements. If a shareholder realizes a loss on the disposition of Fund shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years (for an individual shareholder); or at least $10 million in any single taxable year or $20 million in any combination of taxable years (for a corporate shareholder), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Shareholders should consult their tax advisers to determine the applicability of this requirement in light of their individual circumstances. Some states may similarly require such transactions to be reported separately with the appropriate state taxing authorities.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Sub-Adviser that acts as the Fund's Distributor. The Distributor also distributes shares of the other Oppenheimer funds.

The Transfer Agent. OFI Global Asset Management, Inc. is the Fund's Transfer Agent. It serves as the Transfer Agent for a fee based on annual net assets. Shareholder Services, Inc., an affiliate of the Transfer Agent, doing business as OppenheimerFunds Services, is the Fund's Sub-Transfer Agent. OppenheimerFunds Services is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to OppenheimerFunds Services at the address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $250,000 are not protected by the Federal Deposit Insurance Corporation ("FDIC").

Independent Registered Public Accounting Firm.   KPMG LLP serves as the independent registered public accounting firm for the Fund. KPMG LLP audits the Fund's financial statements and performs other related audit and tax services.  KPMG LLP also acts as the independent registered public accounting firm for the Manager, the Sub-Adviser and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

Appendix A

Ratings Definitions

Below are summaries of the rating definitions used by the nationally recognized statistical rating organizations ("NRSROs") listed below. Those ratings represent the opinion of the NRSRO as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the NRSROs.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM OBLIGATION RATINGS

Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a "(hyb)" indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

SHORT-TERM OBLIGATION RATINGS FOR TAXABLE DEBT AND U.S. MUNICIPAL TAX-EXEMPT COMMERCIAL PAPER

Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

U.S. MUNICIPAL SHORT-TERM DEBT AND DEMAND OBLIGATION RATINGS

Short-Term Obligation Ratings

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of risk associated with the ability to receive purchase price upon demand ("demand feature"). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The McGraw-Hill Companies, Inc.

ISSUE CREDIT RATINGS

A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings are based, in varying degrees, on Standard & Poor's analysis of the following considerations:

  Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
  Nature of and provisions of the obligation;
  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

LONG-TERM ISSUE CREDIT RATINGS

AAA: An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C: Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C: A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D: An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within five business days, irrespective of any grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT-TERM ISSUE CREDIT RATINGS

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C: A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

MUNICIPAL SHORT-TERM NOTE RATINGS

A Standard & Poor's U.S. municipal note rating reflects Standard & Poor's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor's analysis will review the following considerations:

  Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
  Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

ISSUER CREDIT RATINGS

A Standard & Poor's issuer credit rating is a forward-looking opinion about an obligor's overall creditworthiness in order to pay its financial obligations. This opinion focuses on the obligor's capacity and willingness to meet its financial commitments as they come due. It does not apply to any specific financial obligation, as it does not take into account the nature of and provisions of the obligation, its standing in bankruptcy or liquidation, statutory preferences, or the legality and enforceability of the obligation.

LONG-TERM ISSUER CREDIT RATINGS

AAA: An obligor rated 'AAA' has extremely strong capacity to meet its financial commitments. 'AAA' is the highest issuer credit rating assigned by Standard & Poor's.

AA: An obligor rated 'AA' has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A: An obligor rated 'A' has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB: An obligor rated 'BBB' has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB; B; CCC; and CC: Obligors rated 'BB', 'B', 'CCC', and 'CC' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'CC' the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligor rated 'BB' is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitments.

B: An obligor rated 'B' is more vulnerable than the obligors rated 'BB', but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments.

CCC: An obligor rated 'CCC' is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC: An obligor rated 'CC' is currently highly vulnerable.

R: An obligor rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

SD and D: An obligor rated 'SD' (selective default) or 'D' is in payment default on one or more of its financial obligations (rated or unrated) unless Standard & Poor's believes that such payments will be made within five business days, irrespective of any grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on a financial obligation are jeopardized. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations, but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. A selective default includes the completion of a distressed exchange offer, whereby one or more financial obligation is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

NR: An issuer designated 'NR' is not rated.

Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT-TERM ISSUER CREDIT RATINGS

A-1: An obligor rated 'A-1' has strong capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is extremely strong.

A-2: An obligor rated 'A-2' has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3: An obligor rated 'A-3' has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B: An obligor rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C: An obligor rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R: An obligor rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated 'SD' (selective default) or 'D' has failed to pay one or more of its financial obligations (rated or unrated) when it came due, unless Standard & Poor's believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated 'NR' is not rated.

Fitch, Inc.

International credit ratings relate to either foreign currency or local currency commitments and, in both cases, assess the capacity to meet these commitments using a globally applicable scale. As such, both foreign currency and local currency international ratings are internationally comparable assessments. The local currency international rating measures the likelihood of repayment in the currency of the jurisdiction in which the issuer is domiciled and hence does not take account of the possibility that it will not be possible to convert local currency into foreign currency, or make transfers between sovereign jurisdictions (transfer and convertibility risk). Foreign currency ratings additionally consider the profile of the issuer or note after taking into account transfer and convertibility risk. Where the rating is not explicitly described in the relevant rating action commentary as local or foreign currency, the reader should assume that the rating is a "foreign currency" rating (i.e. the rating is applicable for all convertible currencies of obligation).

INTERNATIONAL LONG-TERM ISSUER RATINGS

AAA: Highest credit quality. 'AAA' ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. 'AA' ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. 'A' ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. 'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. 'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B: Highly speculative. 'B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk. Default is a real possibility.

CC: Very high levels of credit risk. Default of some kind appears probable.

C: Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a 'C' category rating for an issuer include:

a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
c. Fitch Ratings otherwise believes a condition of 'RD' or 'D' to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

RD: Restricted default. 'RD' ratings indicate an issuer that in Fitch Ratings' opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

a. the selective payment default on a specific class or currency of debt;
b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or
d. execution of a distressed debt exchange on one or more material financial obligations.

D: Default. 'D' ratings indicate an issuer that in Fitch Ratings' opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business. Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange. "Imminent" default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future. In all cases, the assignment of a default rating reflects the agency's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice.

Note: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-Term category, or to Long-Term categories below 'B'.

INTERNATIONAL SHORT-TERM ISSUER AND ISSUE CREDIT RATINGS

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default Indicates a broad-based default event for an entity, or the default of a short-term obligation.

DBRS

LONG-TERM OBLIGATIONS

The DBRS® long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligations has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories "(high)" and "(low)". The absence of either a "(high)" or "(low)" designation indicates the rating is in the middle of the category.

AAA: Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

AA: Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.

A: Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.

BBB: Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

BB: Speculative, non investment-grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

B: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

CCC/CC/C: Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.

D: A financial obligation has not been met or it is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

COMMERCIAL PAPER AND SHORT-TERM DEBT

The DBRS® short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the subcategories "(high)," "(middle)," and "(low)."

R-1 (high): Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

R-1 (middle): Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

R-1 (low): Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favourable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

R-2 (high): Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

R-2 (middle): Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

R-2 (low): Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer's ability to meet such obligations.

R-3: Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

R-4: Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

R-5: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

D: A financial obligation has not been met or it is clear that a financial obligation will not be met in the near future, or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations, or extenuating circumstance may exist.

Kroll Bond Rating Agency ("KBRA")

Kroll Bond Rating Agency (KBRA) assigns credit ratings to issuers and their obligations using the same rating scale. In either case, KBRA's credit ratings are intended to reflect both the probability of default and severity of loss in the event of default, with greater emphasis on probability of default at higher rating categories. For obligations, the determination of expected loss severity is, among other things, a function of the seniority of the claim. Generally speaking, issuer-level ratings assume a loss severity consistent with a senior unsecured claim. KBRA appends an (sf) indicator to ratings assigned to structured finance obligations.

LONG-TERM CREDIT RATINGS

AAA Determined to have almost no risk of loss due to credit-related events. Assigned only to the very highest quality obligors and obligations able to survive extremely challenging economic events.

AA Determined to have minimal risk of loss due to credit-related events. Such obligors and obligations are deemed very high quality.

A Determined to be of high quality with a small risk of loss due to credit-related events. Issuers and obligations in this category are expected to weather difficult times with low credit losses.

BBB Determined to be of medium quality with some risk of loss due to credit-related events. Such issuers and obligations may experience credit losses during stress environments.

BB Determined to be of low quality with moderate risk of loss due to credit-related events. Such issuers and obligations have fundamental weaknesses that create moderate credit risk.

B Determined to be of very low quality with high risk of loss due to credit-related events. These issuers and obligations contain many fundamental shortcomings that create significant credit risk.

CCC Determined to be at substantial risk of loss due to credit-related events, or currently in default with high recovery expectations.

CC Determined to be near default or in default with average recovery expectations.

C Determined to be near default or in default with low recovery expectations.

D In default.

KBRA may append - or + modifiers to ratings in categories AA through CCC to indicate, respectively, upper and lower risk levels within the broader category.

SHORT-TERM CREDIT RATINGS

K1 Very strong ability to meet short-term obligations.

K2 Strong ability to meet short-term obligations.

K3 Adequate ability to meet short-term obligations.

B Questionable ability to meet short-term obligations.

C Little ability to meet short-term obligations.

D In default on short-term obligations.

KBRA may append a + modifier to ratings in the K1 category to indicate exceptional ability to meet short-term obligations.

Financial Statements

The Fund's audited Financial Statements, included in the Fund's Annual Report dated May 31, 2013, including the notes thereto and the report of KPMG LLP thereon, are incorporated by reference into this Statement of Additional Information.

Oppenheimer Institutional Money Market Fund

Website
www.oppenheimerfunds.com

Investment Adviser and Sub-Adviser
OFI Global Asset Management, Inc. and OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Distributor
OppenheimerFunds Distributor, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Transfer Agent and Sub-Transfer Agent
OFI Global Asset Management, Inc. and
Shareholder Services Inc. doing business as OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1.800.645.2028

Custodian Bank
Citibank, N.A.
111 Wall Street
New York, New York 10005

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

Legal Counsel
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

PX0647.001.0913

Oppenheimer institutional money market fund

FORM N-1A

PART C

OTHER INFORMATION

Item 28. - Exhibits

(a)	Declaration of Trust dated 3/22/06: Previously filed with Registrant’s Initial Registration Statement, (4/10/06), and incorporated herein by reference.

(b)	By-Laws dated 4/19/06: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (7/6/06), and incorporated herein by reference.

(c)	Not applicable. See Exhibits (a) and (b).

(d)	(i)	Restated Investment Advisory Agreement dated 1/1/13: Filed herewith.

	(ii)	Investment SubAdvisory Agreement dated 1/1/13: Filed herewith.

(e)	(i)	General Distributor’s Agreement dated 4/19/06: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (7/6/06), and incorporated herein by reference.
(ii)

Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.

(iii)

Form of Broker Agreement of OppenheimerFunds Distributor: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.

(iv)

Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.

(v)

Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

	(vi)	Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.

(f)	Amended & Restated Compensation Deferral Plan for Eligible Trustees, effective 1/1/08: Previously filed with Post-Effective Amendment No. 4 to the Registration Statement of Oppenheimer Portfolio Series (Reg. No. 333-121449), (5/29/09), and incorporated herein by reference.

(g)	(i)

Global Custodial Services Agreement dated 5/3/01 as amended from time to time: Previously filed with Post-Effective Amendment No. 33 to the Registration Statement of Centennial Money Market Trust (Reg. No. 2-65245), (10/25/01), and incorporated herein by reference.

(ii)

Amendment dated 3/7/11 to the Global Custodial Services Agreement: Previously filed with Post-Effective Amendment No. 28 to the Registration Statement of Rochester Portfolio Series (Reg. 33-41511), (3/29/11), and incorporated herein by reference.

	(iii)	Amended and Restated Foreign Custody Manager Agreement dated 5/31/01, as amended 7/15/03: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer International Large-Cap Core Trust (Reg. No. 333-106014), (8/5/03), and incorporated herein by reference.

(h)	Not Applicable.

(i)		Opinion and Consent of Counsel dated 9/25/06: Previously filed with Registrant’s Pre-Effective Amendment No. 3, (9/29/06), and incorporated herein by reference.
(j)		Independent Registered Public Accounting Firm’s Consent: Filed herewith.
(k)		Not applicable.
(l)		Investment Letter dated 8/16/06 from OppenheimerFunds, Inc. to Registrant: Previously filed with Registrant’s Pre-Effective Amendment No. 3, (9/29/06), and incorporated herein by reference.
(m)	(i)	Amended and Restated Service Plan and Agreement for Class P shares dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 5, (9/27/11), and incorporated herein by reference.

(n)	Oppenheimer Funds Amended and Restated Plan Pursuant to Rule 18f-3: Previously filed with Post-Effective Amendment No. 14 to the Registration Statement of Oppenheimer SteelPath MLP Funds Trust (Reg. No. 333-163614), (6/27/13), and incorporated herein by reference.

(o)	Powers of Attorney for all Trustees/Directors and Officers dated 9/10/13: Filed herewith.

(p)	Code of Ethics of the Oppenheimer Funds, OFI Global Asset Management, Inc. OFI SteelPath, Inc., Oppenheimer Funds, Inc. (including certain other affiliates and subsidiaries) and OppenheimerFunds Distributor, Inc., dated as of 6/3/13, under Rule 17j-1 of the Investment Company Act of 1940; Previously filed with Post-Effective Amendment No. 14 to the Registration Statement of Oppenheimer SteelPath MLP Funds Trust (Reg. No. 333-163614), (6/27/13), and incorporated herein by reference.

Item 29. - Persons Controlled by or Under Common Control with the Fund

None.

Item 30. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31. - Business and Other Connections of the Investment Adviser

(a)	OFI Global Asset Management, Inc. (the “Manager”) is the manager of the Registrant. The information required by this Item 31 about officers and directors of the Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Form ADV, filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-76771).

(b)	OppenheimerFunds, Inc. (the “Sub-Adviser”) provides advisory services to the Registrant. The information required by this Item 31 about officers and directors of the Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Form ADV, filed by the Sub-Adviser pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8253).

Item 32. Principal Underwriter

(a)	OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the registered open-end investment companies listed below (except Panorama Series Fund) and for MassMutual Institutional Funds.

Oppenheimer AMT-Free Municipals
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Corporate Bond Fund
Oppenheimer Currency Opportunities Fund
Oppenheimer Developing Markets Fund
Oppenheimer Diversified Alternatives Fund
Oppenheimer Discovery Fund
Oppenheimer Discovery Mid Cap Growth Fund
Oppenheimer Emerging Markets Debt Fund
Oppenheimer Equity Fund
Oppenheimer Equity Income Fund
Oppenheimer Global Fund
Oppenheimer Global Multi Strategies Fund
Oppenheimer Global Real Estate Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Strategic Income Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds)
Oppenheimer Main Street Select Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Main Street Small- & Mid-Cap Fund
Oppenheimer Master Event-Linked Bond Fund, LLC
Oppenheimer Master Loan Fund, LLC
Oppenheimer Master Inflation Protected Securities Fund, LLC
Oppenheimer Master International Value Fund, LLC
Oppenheimer SteelPath Master MLP Fund, LLC
Oppenheimer SteelPath MLP Funds Trust (5 series):
Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer SteelPath MLP Alpha Fund
Oppenheimer SteelPath MLP Income Fund
Oppenheimer SteelPath MLP Alpha Plus Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
Oppenheimer New Jersey Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series):
Active Allocation Fund
Equity Investor Fund
Conservative Investor Fund
Moderate Investor Fund
Oppenheimer Quest For Value Funds (3 series):
Oppenheimer Global Allocation Fund
Oppenheimer Flexible Strategies Fund
Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund
Oppenheimer Rochester AMT-Free New York Municipal Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Intermediate Term Municipal Fund
Oppenheimer Rochester Fund Municipals
Oppenheimer Rochester Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Rochester Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Senior Floating Rate Plus Fund
Oppenheimer Value Fund (a series of Oppenheimer Series Fund, Inc.)
Oppenheimer Short Duration Fund
Oppenheimer Variable Account Funds (10 series):
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Capital Income Fund/VA
Oppenheimer Core Bond Fund/VA
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Equity Income Fund/VA
Oppenheimer Global Fund/VA
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer Main Street Fund/VA
Oppenheimer Main Street Small Cap Fund/VA
Oppenheimer Money Fund/VA
Oppenheimer International Growth Fund/VA (a series of Panorama Series Fund)

(b)	The directors and officers of the Registrant’s principal underwriter are:

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Timothy Abbuhl(2)	Treasurer	None
Anthony Allocco(2)	Assistant Vice President	None
Nicole Andersen(2)	Assistant Vice President	None
Chuck Anderson(1)	Assistant Vice President	None
Janette Aprilante(2)	Secretary	None
Rupa Athreya(2)	Senior Vice President	None
James Austin(1)	Vice President	None
Latoya Baker(2)	Assistant Vice President	None
David J. Barker(2)	Vice President	None
James Barker(2)	Vice President	None
Cesar Bastidas(2)	Assistant Vice President	None
Kathleen Beichert(1)	Senior Vice President	None
Rocco Benedetto(2)	Vice President	None
Emanuele S. Bergagnini(2)	Vice President	None
Christopher Bergeron(2)	Vice President	None
Rick Bettridge(2)	Vice President	None
Rhea M. Berglund(1)	Vice President	None
Kamal Bhatia(2)	Senior Vice President	None
Adam Bilmes(2)	Assistant Vice President	None
Paul Blease(2)	Vice President	None
Carolyn Boccaccio(2)	Vice President	None
William Borders(2)	Assistant Vice President	None
David A. Borrelli(2)	Senior Vice President	None
Jeffrey R. Botwinick(2)	Vice President	None
Sarah Bourgraf(1)	Vice President	None
Joshua Broad(2)	Vice President	None
Ken Brodsky(2)	Vice President	None
Kevin E. Brosmith(2)	Senior Vice President	None
Greg Brown(2)	Vice President	None
Jack E. Brown(1)	Vice President	None
Tracy Cairoli(2)	Assistant Vice President	None
Clare Cambria(2)	Assistant Vice President	None
Mersin Capollari	Vice President	None
Tara Carbonneau(1)	Assistant Vice President	None
Sean Carey(2)	Assistant Vice President	None
Robert Caruso(2)	Vice President	None
Donelle Chisolm(2)	Vice President	None
Bhishek R. Choksey	Assistant Vice President	None
Andrew Chonofsky(2)	Vice President	None
Angelanto Ciaglia(2)	Vice President	None
Nicholas Cirbo(1)	Vice President	None
Kevin Clark(2)	Assistant Vice President	None
John Clark(2)	Vice President	None
John Corcoran(2)	Vice President	None
Craig Colby(2)	Vice President	None
Gerald James Concepcion(2)	Vice President	None
Cameron Cowden(2)	Vice President	None
Neev Crane(2)	Vice President	None
Geoffrey Crumine(2)	Senior Vice President	None
Scott Curran(2)	Vice President	None
Michael Daley(2)	Vice President	None
Brendan J. Deasy(2)	Vice President	None
Madeline T. Delianides(2)	Vice President	None
Michael Dennehy(2)	Vice President	None
Jeffrey Dickin(2)	Vice President	None
Brian Dietrich(1)	Assistant Vice President	None
Carmela DiMeo(2)	Vice President	None
Steven Dombrower(2)	Vice President	None
Robert Duffey(2)	Vice President	None
Ryan Duffy(2)	Vice President	None
Robert Dunphy(2)	Vice President	None
Paul Eisenhardt(2)	Senior Vice President	None
Kent M. Elwell(2)	Vice President	None
Rick Emzen(2)	Vice President	None
Dana Espinel(2)	Assistant Vice President	None
Gregg A. Everett(2)	Vice President	None
George R. Fahey(1)	Senior Vice President	None
Eric C. Fallon(2)	Vice President	None
Kristie Feinberg(2)	Assistant Treasurer	None
Kristin Fenik(1)	Vice President	None
Josean Fernandez(2)	Assistant Vice President	None
Joseph Fernandez(2)	Vice President	None
Christopher Ferrara(2)	Assistant Vice President	None
Michael Ferrer(2)	Vice President	None
Mark J. Ferro(2)	Senior Vice President	None
Nicole Filingeri(2)	Vice President	None
Eric P. Fishel(2)	Vice President	None
Patrick W. Flynn(1)	Senior Vice President	None
John Fortuna(2)	Vice President	None
Jayme Fowler(2)	Vice President	None
Valeri Fox(2)	Assistant Vice President	None
Diane Frankenfield(2)	Senior Vice President	None
Jerry Fraustro(2)	Vice President	None
William Friebel(2)	Vice President	None
Alice Fricke(2)	Vice President	None
Alyson Frost(2)	Assistant Vice President	None
Josh Fudge(1)	Assistant Vice President	None
Arthur S. Gabinet(2)	Chief Legal Officer	Secretary and Chief Legal Officer
William Gahagan(2)	Vice President	None
Hazem Gamal(2)	Vice President	None
Charlotte Gardner(1)	Vice President	None
Nancy Girondo	Assistant Vice President	None
Jill E. Glazerman(2)	Senior Vice President	None
Jack Goldin(2)	Vice President	None
Michael Gottesman(2)	Vice President	None
Raquel Granahan(2)	Senior Vice President	None
Eric Grossjung(2)	Vice President	None
Ellen Gutierrez(2)	Assistant Vice President	None
Michael D. Guman(2)	Vice President	None
James E. Gunter(2)	Vice President	None
LeaAnna Hartman(1)	Vice President	None
Alexander Hayes(2)	Vice President	None
John Hauryluke(2)	Assistant Vice President	None
Kevin J. Healy(2)	Vice President	None
Lori M. Heinel(2)	Senior Vice President	None
David Van Hellemont(2)	Assistant Vice President	None
Kenneth Henry(2)	Vice President	None
Philipp Hensler(2)	Chairman, Chief Executive Officer & Director	None
Wendy Hetson Ehrlich(2)	Vice President	None
Jennifer Hoelscher(1)	Assistant Vice President	None
Eric Holquist(2)	Vice President	None
Lucienne Howell(2)	Vice President	None
Edward Hrybenko(2)	Senior Vice President	None
Jason Hubersberger(2)	Vice President	None
Brian F. Husch(2)	Vice President	None
Keith Hylind(2)	Vice President	None
Vincent Iacono(2)	Vice President	None
Kathleen T. Ives(1)	Assistant Secretary	None
Shonda Rae Jaquez(2)	Vice President	None
Allyson Jarecky(2)	Vice President	None
Robin Jennings(2)	Assistant Vice President	None
Brian Johnson(1)	Vice President	None
Eric K. Johnson(1)	Senior Vice President	None
Diane Johnston(2)	Vice President	None
Sarah Joyce(2)	Assistant Vice President	None
Erica Kelley(1)	Assistant Vice President	None
Sean Keller(2)	Vice President	None
Scott Kelley(1)	Vice President	None
Andrew Kehnast(1)	Vice President	None
Richard Keri (2)	Senior Vice President	None
Brian Kiley(2)	Vice President	None
Robert K. Kinsey(2)	Vice President	None
Richard Klein(2)	Senior Vice President	None
Eric Kristenson(2)	Vice President	None
Lamar Kunes(2)	Vice President	None
David T. Kuzia(1)	Vice President	None
Lisa Lamentino(2)	Vice President	None
John Laudadio(2)	Vice President	None
Daniel Lee(2)	Assistant Vice President	None
Wendy Lee(2)	Vice President	None
John Leonard(2)	Vice President	None
Brian Levitt(2)	Vice President	None
Jesse Levitt(2)	Vice President	None
Julie Libby(2)	Senior Vice President	None
Eric J. Liberman(2)	Vice President	None
Lorna Lindquist(2)	Vice President	None
Malissa Lischin(2)	Vice President	None
Christina Loftus(2)	Senior Vice President	None
Thomas Loncar(2)	Vice President	None
Peter Maddox(2)	Vice President	None
Michael Malik(2)	Vice President	None
Joseph Marich(2)	Vice President	None
Steven C. Manns(2)	Vice President	None
Todd A. Marion(2)	Vice President	None
Anthony Mazzariello(2)	Vice President	None
Derren McDaniel(1)	Vice President	None
John C. McDonough(2)	President	None
Matthew McGee(1)	Vice President	None
Brian McGinty(1)	Vice President	None
Kent C. McGowan(2)	Vice President	None
William McNamara(2)	Vice President	None
Daniel Melehan(2)	Vice President	None
Brian F. Medina(1)	Vice President	None
Debbie S. Michaelson	Vice President	None
Toller Miller(1)	Vice President	None
Clint Modler(1)	Vice President	None
Joseph Moran(2)	Senior Vice President	None
Robert Moser(2)	Vice President	None
James Mugno(2)	Vice President	None
Matthew Mulcahy(2)	Vice President	None
Wendy Jean Murray(2)	Vice President	None
Kimberly Mustin(2)	Senior Vice President	None
Keith Myers(1)	Assistant Vice President	None
John S. Napier(2)	Senior Vice President	None
Christina Nasta(2)	Senior Vice President	Chief Business Officer and Vice President
Kevin P. Neznek(2)	Senior Vice President	None
Nichola Noriega(2)	Vice President	None
Christopher Nicholson(2)	Vice President	None
Peter Novak(2)	Vice President	None
Timothy O’Connell(2)	Vice President	None
James B. O’Connell(2)	Assistant Vice President	None
Patricia O’Connor	Assistant Vice President	None
Alan Panzer(2)	Vice President	None
Andrea Pash(2)	Assistant Vice President	None
Maria Paster(2)	Assistant Vice President	None
Ashley Patten(1)	Vice President	None
Donald Pawluk(2)	Vice President	None
Russell W. Pearlman(2)	Vice President	None
Brian C. Perkes(2)	Vice President	None
Charles K. Pettit(2)	Vice President	None
David Pfeffer(2)	Director & Chief Financial Officer	None
Andrew Phillips(1)	Assistant Vice President	None
Cheryl Pipia(2)	Senior Vice President	None
Rachel Powers(1)	Vice President	None
Nicole Pretzel Holahan(2)	Vice President	None
Minnie Ra(2)	Vice President	None
Jill S. Rosmarin(2)	Vice President	None
Richard E. Rath(2)	Vice President	None
William J. Raynor(2)	Vice President	None
Dennis Robinson(1)	Vice President	None
Ian M. Roche(2)	Vice President	None
Michael Rock(2)	Vice President	None
Antoinette Rodriguez(2)	Vice President	None
Megan P. Rosenblum(2)	Assistant Vice President	None
Jacob Rothschild(2)	Assistant Vice President	None
Adrienne Ruffle(1)	Vice President	None
Thomas Sabow(2)	Vice President	None
Mark Santero(2)	Senior Vice President	None
Christopher Saul(2)	Assistant Vice President	None
John Saunders(2)	Vice President	None
Timothy Scanlan(2)	Vice President	None
Alex Schardt(2)	Vice President	None
Thomas Schmitt(2)	Vice President	None
Erik Schneberger(2)	Vice President	None
William Schories(2)	Vice President	None
Ryan Sekimoto(1)	Vice President	None
Jennifer Sexton(2)	Vice President	None
Jeffrey Sharon(2)	Vice President	None
Eric M. Schranck(1)	Assistant Vice President	None
Erin Simpson(2)	Assistant Vice President	None
Bryant Smith(2)	Vice President	None
Aaron Spatz(2)	Vice President	None
Christopher M. Spencer(2)	Vice President	None
John A. Spensley(2)	Vice President	None
Amy Sperber(2)	Assistant Vice President	None
Kirti Srikant(2)	Assistant Vice President	None
Michael Staples(2)	Vice President	None
Alfred St. John(2)	Vice President	None
Bryan Stein(2)	Vice President	None
Benjamin Stewart(2)	Vice President	None
Brian C. Summe(2)	Vice President	None
Michael Sussman(2)	Vice President	None
George T. Sweeney(2)	Senior Vice President	None
Leo Tallon(2)	Vice President	None
Brian Taylor(2)	Vice President	None
James Taylor(2)	Vice President	None
Paul Temple(2)	Vice President	None
Saul Tessler(2)	Assistant Vice President	None
Christopher Thabet(2)	Assistant Vice President	None
David G. Thomas(2)	Vice President	None
Jay S. Therrien(2)	Vice President	None
Bryce Tillery(1)	Vice President	None
Stephen D. Tisdalle(2)	Senior Vice President	None
Luz Touma(2)	Vice President	None
Cenk Toroslu(1)	Vice President	None
Wesley Vance(2)	Vice President	None
Mark S. Vandehey(1)	Chief Compliance Officer	Vice President and Chief Compliance Officer
Tanya Valle(2)	Assistant Vice President	None
Vincent Vermette(2)	Vice President	None
Alyse Vishnick(2)	Assistant Vice President	None
Melissa Wade(1)	Assistant Vice President	None
Kenneth Waddell(2)	Assistant Vice President	None
Eliot Walsh(2)	Assistant Vice President	None
Richard Walsh(2)	Vice President	None
Samuel W. Wang(2)	Senior Vice President	None
Jerry Webman(2)	Senior Vice President	None
Janeanne Weickum(1)	Vice President	None
Michael J. Weigner(2)	Vice President	None
Donn S. Weise(2)	Vice President	None
Chris G. Werner(2)	Vice President	None
Laura White(2)	Vice President	None
Jason Widener(2)	Vice President	None
Ryan C. Wilde(1)	Vice President	None
Martha B. Willis(2)	Director & Executive Vice President	None
Patrick Wisneski(1)	Vice President	None
Meredith Wolff(2)	Vice President	None
Kevin Woodson(1)	Assistant Vice President	None
Cary Patrick Wozniak	Vice President	None
Stephen Zhang(2)	Vice President None
David Zicchinella(2)	Assistant Vice President	None
Steven Zito(1)	Vice President	None

(1)6803 South Tucson Way, Centennial, CO 80112-3924

(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008

(c)	Not applicable.

Item 33. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OFI Global Asset Management, Inc., OppenheimerFunds, Inc. and Shareholder Services, Inc., as applicable, at each entity’s offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 34. Management Services

Not applicable

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 25th day of September, 2013.

Oppenheimer Institutional Money Market Fund

By:	William F. Glavin, Jr.*
William F. Glavin, Jr., President , and
Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Brian F. Wruble*	Chairman of the	September 25, 2013
Brian F. Wruble	Board of Trustees

William F. Glavin, Jr.*	President, Principal	September 25, 2013
William F. Glavin, Jr.	Executive Officer and Trustee

Brian W. Wixted*	Treasurer, Principal	September 25, 2013
Brian W. Wixted	Financial & Accounting Officer

David K. Downes*	Trustee	September 25, 2013
David K. Downes

Matthew P. Fink*	Trustee	September 25, 2013
Matthew P. Fink

Edmund P. Giambastiani, Jr.*	Trustee	September 25, 2013
Edmund P. Giambastiani, Jr.

Phillip A. Griffiths*	Trustee	September 25, 2013
Phillip A. Griffiths

Mary F. Miller*	Trustee	September 25, 2013
Mary F. Miller

Joel W. Motley*	Trustee	September 25, 2013
Joel W. Motley

Joanne Pace*	Trustee	September 25, 2013
Joanne Pace

Mary Ann Tynan*	Trustee	September 25, 2013
Mary Ann Tynan

Joseph M. Wikler*	Trustee	September 25, 2013
Joseph M. Wikler

Peter I. Wold*	Trustee	September 25, 2013
Peter I. Wold

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

Oppenheimer Institutional Money Market Fund

Registration Statement on Form N-1A

Post-Effective Amendment No. 9

EXHIBIT INDEX

Exhibit No.			Description
28.	(d)	(i)	Restated Investment Advisory Agreement
		(ii)	Investment Subadvisory Agreement
	(j)		Independent Registered Public Accounting Firm’s Consent
	(o)		Power of Attorney